UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05498

Putnam Master Intermediate Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Putnam Master
Intermediate Income
Trust
March 31, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
.
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accessibility@franklintempleton.com .

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Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 39
Notes to Financial Statements 42
Important Information to Shareholders 58
Annual Meeting of Shareholders 68
Dividend Reinvestment and Cash Purchase Plan 69
Shareholder Information 71
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Semiannual Report
Putnam Master Intermediate Income Trust
Dear Shareholder,
This semiannual report for Putnam Master Intermediate
Income Trust covers the period ended March 31, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide, with equal emphasis, high
current income and relative stability of net asset value
by allocating its investments among the U.S. investment-
grade sector, high-yield sector, and international sector.
We invest mainly in assignments of and participations
in fixed and floating-rate bank loans, bonds and related
derivatives, securitized debt instruments (such as residential mortgage-backed securities and commercial mortgage-
backed securities), and other obligations of companies and
governments worldwide that are either investment-grade
or below-investment-grade in quality (sometimes referred
to as “junk bonds”), that have intermediate- to long-term
maturities (three years or longer), and that are from multiple sectors. The Fund, under normal circumstances, will
maintain an average portfolio rating of investment-grade,
as measured at the time of the making of an investment.
The Fund currently has significant investment exposure to
residential and commercial mortgage-backed investments.
We may consider, among other factors, credit, interest rate
and prepayment risks, as well as general market conditions,
when deciding whether to buy or sell investments. We
typically use to a significant extent derivatives, such as
futures, options, certain foreign currency transactions and
credit default, total return and interest rate swap contracts, for hedging and non-hedging purposes and to obtain
leverage.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of -1.11% in market price terms and +1.51%
in net asset value terms. In comparison, the ICE BofA U.S.
Treasury Bill Index, which is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury
bills publicly issued in the U.S. domestic market, posted a
+1.89% total return for the same period.
1
You can find the
Fund's long-term performance data in the Performance
Summary on page 4.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Portfolio Composition
3/31/26
% of Total
Investments
Mortgage-Backed Securities 36.7%
Corporate Bonds 20.1%
Agency Commercial Mortgage-Backed Securities 8.4%
Commercial Mortgage-Backed Securities 6.8%
Foreign Government and Agency Securities 5.7%
Residential Mortgage-Backed Securities 4.9%
Senior Floating Rate Interests 4.2%
Asset-Backed Securities
*
1.7%
Management Investment Companies 1.7%
Convertible Bonds 1.6%
Other
†
0.1%
Short-Term Investments 8.1%
*
Includes non-agency residential mortgage-backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
3/31/26
Company
Industry, Country
% of Total
Net Assets
a a
Uniform Mortgage-Backed Securities 13.0%
Financial Services, United States
GNMA 7.3%
Financial Services, United States
GNMA II, Single-family, 30 Year 5.7%
Financial Services, United States
Franklin Ultra Short Bond ETF 2.6%
Capital Markets, United States
FHLMC 2.5%
Financial Services, United States
FHLMC STACR REMIC Trust 1.9%
Financial Services, United States
FNMA 1.8%
Financial Services, United States
COMM Mortgage Trust 1.6%
Financial Services, United States
Alternative Loan Trust 1.3%
Financial Services, United States
FNMA Connecticut Avenue Securities Trust 1.3%
Financial Services, United States
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 7.

PUTNAM MASTER INTERMEDIATE INCOME TRUST

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Putnam Master
Intermediate Income Trust. We look forward to serving your
future investment needs.
Sincerely,
Albert W Chan, CFA
Patrick A. Klein, Ph.D.
Michael V Salm
Matthew J Walkup
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of March 31, 2026
PUTNAM MASTER INTERMEDIATE INCOME TRUST

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/26
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
1
Average Annual Total Return
1
Based on
NAV
2
Based on
market price
3
Based on
NAV
2
Based on
market price
3
6-Month +1.51% -1.11% +1.51% -1.11%
1-Year +6.71% +6.54% +6.71% +6.54%
5-Year +9.63% +11.14% +1.86% +2.13%
10-Year +45.38% +55.54% +3.81% +4.52%
Symbol: PIM 3/31/26 9/30/25 Change
Net Asset Value (NAV) $3.39 $3.47 -$0.08
Market Price (NYSE) $3.27 $3.44 -$0.17
Distributions Per Share
(10/1/25–3/31/26)
Net Investment
Income
$0.1320
See page 5 for Performance Summary footnotes.

PUTNAM MASTER INTERMEDIATE INCOME TRUST
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Deriv-
ative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
All figures represent past performance and are not a guarantee of future results. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or sale of shares.
1. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
2. Assumes reinvestment of distributions based on net asset value.
3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Master Intermediate Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $3.47 $3.51 $3.32 $3.52 $4.08 $4.30
Income from investment operations:
Net investment income
a
............. 0.08 0.18 0.20 0.16 0.18 0.19
Net realized and unrealized gains (losses) (0.03) 0.04 0.25 (0.11) (0.49) (0.13)
Total from investment operations ........ 0.05 0.22 0.45 0.05 (0.31) 0.06
Less distributions from:
Net investment income .............. (0.13) (0.17) (0.17) (0.20) (0.26) (0.03)
Tax return of capital ................ — (0.09) (0.09) (0.06) — (0.25)
Total distributions ................... (0.13) (0.26) (0.26) (0.26) (0.26) (0.28)
Repurchase of shares (Note 2) ......... — — —
b
0.01 0.01 —
b
Net asset value, end of period .......... $3.39 $3.47 $3.51 $3.32 $3.52 $4.08
Market value, end of period
c
........... $3.27 $3.44 $3.39 $3.02 $3.25 $4.07
Total return (based on net asset value per
share)
d
........................... 1.51% 6.75% 14.20% 1.75% (7.53)% 1.18%
Total return (based on market value per
share)
d
........................... (1.11)% 9.75% 21.73% 0.77% (14.14)% 5.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.02% 1.05% 1.09% 1.04% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.02% 1.02%
f,g
1.02% 1.09% 1.04% 1.01%
Net investment income ............... 4.40% 5.36% 5.85% 4.45% 4.83% 4.35%
Supplemental data
Net assets, end of period (000’s) ........ $163,275 $167,036 $168,928 $161,142 $176,942 $208,743
Portfolio turnover rate
h
............... 189% 454% 971% 1295% 949% 1073%
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Portfolio turnover includes TBA purchase and sales commitments.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited), March 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 166,982 $ 4,174,550
Total Management Investment Companies (Cost $4,152,125) ...................
4,174,550
Principal
Amount
*
Convertible Bonds 2.5%
Aerospace & Defense 0.0%
†
b
AeroVironment, Inc. , Senior Note , 0.45% , 7/15/30 ........... United States 33,000 32,373
c
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 33,000 34,254
66,627
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 38,000 65,949
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 55,000 59,022
Biotechnology 0.1%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 19,000 24,396
b,c
Senior Note, 144A, 3.05%, 9/15/28 .................... United States 50,000 46,438
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 16,000 15,891
c
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 53,000 67,674
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 65,000 83,330
c
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 33,000 34,464
272,193
Broadline Retail 0.1%
c
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 101,000 97,667
Capital Markets 0.0%
†
b,c
Coinbase Global, Inc. , Senior Note , 144A, 3.41% , 10/01/32 .... United States 50,000 40,213
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 33,000 32,043
c
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 33,000 36,036
108,292
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 64,000 79,056
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 59,160
Diversified REITs 0.1%
c
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 117,000 124,152
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 70,000 97,213
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 76,000 78,753
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 92,000 107,893
283,859
Electrical Equipment 0.1%
c
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 99,000 105,663
Electronic Equipment, Instruments & Components 0.1%
c
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 34,000 36,924

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 92,000 $ 92,690
b,c
Mirion Technologies, Inc. , Senior Note , 144A, 0.89% , 10/01/31 . United States 59,000 56,198
c
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 49,000 50,127
235,939
Energy Equipment & Services 0.0%
†
c
Liberty Energy, Inc. ,
Senior Note, 144A, Zero Cpn., 3/01/31 ................. United States 33,000 36,184
Senior Note, 144A, Zero Cpn., 3/01/32 ................. United States 16,000 16,300
52,484
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 91,000 105,196
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 33,000 50,209
Senior Note, 2.875%, 1/15/30 ........................ United States 74,000 79,920
235,325
Financial Services 0.1%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 81,000 71,527
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 72,000 78,084
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 89,000 107,178
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 113,000 104,214
c
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 37,000 39,645
143,859
Health Care REITs 0.1%
c
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 51,000 105,901
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 50,000 79,265
185,166
Hotels, Restaurants & Leisure 0.1%
b,c
DoorDash, Inc. , Senior Note , 144A, 2.23% , 5/15/30 .......... United States 100,000 91,300
c
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 41,000 42,651
133,951
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 65,000 62,920
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 32,000 32,018
IT Services 0.3%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 84,000 97,524
c
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 66,000 74,960
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 100,000 118,300
290,784

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 79,000 $ 77,183
Machinery 0.0%
†
c
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 34,000 33,031
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 51,000 57,694
Office REITs 0.0%
†
c
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 50,000 45,625
Oil, Gas & Consumable Fuels 0.0%
†
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 33,000 37,966
Real Estate Management & Development 0.0%
†
c
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 49,000 41,136
Semiconductors & Semiconductor Equipment 0.1%
b,c
Microchip Technology, Inc. , Senior Note , 144A, 0.6% , 2/15/30 .. United States 51,000 49,840
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 65,000 107,543
c
Nova Ltd. , Senior Note , 144A, Zero Cpn ., 9/15/30 ........... Israel 34,000 52,409
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 55,000 53,900
263,692
Software 0.2%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 62,000 56,978
b
Datadog, Inc. , Senior Note , 0.83% , 12/01/29 ............... United States 82,000 79,561
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 93,000 92,826
b,c
IREN Ltd. , Senior Note , 144A, 6.12% , 7/01/31 .............. Australia 16,000 11,713
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 66,000 59,697
b,c
Rubrik, Inc. , Senior Note , 144A, 3.53% , 6/15/30 ............ United States 60,000 51,855
c
Terawulf, Inc. , Senior Note , 144A, Zero Cpn., 5/01/32 ........ United States 50,000 51,771
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 39,000 36,611
441,012
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 34,000 56,270
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 8,000 10,829
67,099
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 15,000 71,264
Total Convertible Bonds (Cost $3,868,555) ...................................
4,086,577
Corporate Bonds 31.1%
Aerospace & Defense 1.3%
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 490,000 483,839
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 14,000 13,180
Senior Note, 2.7%, 2/01/27 .......................... United States 137,000 135,113
Senior Note, 6.298%, 5/01/29 ........................ United States 446,000 468,352
c
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 210,000 207,799
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 420,000 420,413
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 194,806

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
c
TransDigm, Inc., (continued)
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 65,000 $ 66,373
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,296
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 65,000 65,900
2,081,071
Automobiles 0.5%
c
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 425,000 423,320
c
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 230,000 219,253
642,573
Banks 1.9%
c
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 200,000 209,365
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 430,000 441,864
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 215,000 214,331
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 200,000 205,470
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 450,000 444,992
c
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 199,228
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 820,000 827,890
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 145,000 145,998
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 410,000 419,464
3,108,602
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 140,000 137,999
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 205,191
343,190
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 110,000 108,756
Senior Note, 4.25%, 3/13/31 ......................... United States 155,000 153,893
c
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 175,000 176,469
439,118
Building Products 0.6%
c
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 14,886
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 60,000 59,857
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 195,000 186,884
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 75,000 76,107
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 440,000 454,069
c
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 130,000 130,182

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
c
Standard Building Solutions, Inc., (continued)
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 130,000 $ 128,663
1,050,648
Capital Markets 1.3%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 410,000 415,641
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 435,000 441,646
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 610,000 616,883
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 100,000 98,347
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 140,000 139,088
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 120,000 121,359
c
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 204,356
2,037,320
Chemicals 0.4%
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 45,000 45,352
c,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 230,000 139,990
Celanese US Holdings LLC , Senior Bond , 7.379% , 7/15/32 ....
United States 7,000 7,313
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 235,000 242,073
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 270,000 266,499
701,227
Commercial Services & Supplies 0.9%
c,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 30,750
c
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 208,000 206,888
c
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.5% ,
2/15/33 ......................................... United States 20,000 19,430
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 285,000 288,709
c
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 595,000 EUR 686,745
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 45,000 46,822
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 395,000 400,432
1,679,776
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 210,000 212,889
Construction & Engineering 0.0%
†
c
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 50,000 51,271
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 305,000 304,492
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 135,000 132,589
c
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 280,000 293,300
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 397,000 405,126
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 210,000 211,208
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 165,000 162,708

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 55,000 $ 54,447
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 450,000 472,486
2,036,356
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 105,000 104,117
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 200,000 189,467
293,584
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 425,000 424,483
Diversified Telecommunication Services 1.0%
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 225,000 232,020
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 410,000 408,116
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 105,000 107,000
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 469,000 424,427
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 60,000 62,237
c
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 205,352
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 130,000 137,451
1,576,603
Electric Utilities 2.0%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 200,000 208,524
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 200,000 196,510
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 205,000 208,394
c
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 400,000 403,515
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 180,000 178,470
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 200,000 207,019
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 475,000 468,978
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 260,000 267,939
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 455,000 434,746
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 270,000 263,743
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 210,000 217,463
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 105,000 103,369
3,158,670
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 120,000 119,135
Energy Equipment & Services 0.3%
c
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 85,000 86,416
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 115,000 116,321
c
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 210,000 219,054

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 235,000 $ 240,268
662,059
Entertainment 0.3%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 360,000 371,215
c,e
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 70,000 73,328
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 60,000 62,205
506,748
Financial Services 0.3%
c
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 60,000 57,263
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 355,000 383,300
c
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 65,000 65,056
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 205,000 207,459
713,078
Food Products 0.2%
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 195,000 199,506
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 30,000 30,338
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 110,000 105,583
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 60,000 59,429
394,856
Ground Transportation 0.3%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 220,000 217,055
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 300,000 310,731
527,786
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 90,000 89,429
Senior Note, 4.8%, 8/14/29 .......................... United States 210,000 211,945
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 415,000 401,688
703,062
Health Care Providers & Services 0.7%
CVS Health Corp. , Senior Bond , 1.875% , 2/28/31 ...........
United States 65,000 56,770
c
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 180,000 184,554
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,453
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 510,000 494,540
Tenet Healthcare Corp. ,
c
Senior Note, 144A, 6%, 11/15/33 ...................... United States 80,000 81,011
Senior Secured Note, 6.75%, 5/15/31 .................. United States 455,000 465,341
1,307,669

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.2%
c
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 245,000 $ 248,578
Health Care Technology 0.2%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 295,000 299,939
Hotel & Resort REITs 0.3%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 205,000 208,862
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 75,000 76,424
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 180,000 181,954
467,240
Hotels, Restaurants & Leisure 1.8%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 350,000 329,158
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 75,000 74,863
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 225,000 214,126
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 232,000 234,978
c
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 205,000 203,607
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 70,000 70,594
c
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 135,000 EUR 152,161
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 185,000 184,311
c
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 190,000 184,496
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 70,000 69,864
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 80,000 80,808
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 127,000 129,867
Senior Note, 144A, 6%, 2/01/33 ...................... United States 248,000 250,539
c
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 285,000 266,387
c
Viking Cruises Ltd. , Senior Note, 144A, 9.125%, 7/15/31 ..... United States 380,000 401,082
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 380,000 398,542
3,245,383
Household Durables 0.5%
c
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 477,000 473,685
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 220,000 214,176
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 205,000 198,701
886,562
Independent Power and Renewable Electricity Producers 0.6%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 430,000 441,585
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 205,000 209,664
Senior Note, 4.4%, 1/15/31 .......................... United States 70,000 69,116
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 80,000 79,000
799,365

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.9%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 200,000 $ 201,066
c
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 135,000 140,169
c
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 205,000 206,959
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 200,000 203,661
c
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 225,000 223,645
c
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 190,000 193,283
c
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 205,000 207,639
c
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 265,000 271,234
1,647,656
Interactive Media & Services 0.3%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 245,000 243,407
Senior Note, 4.1%, 2/15/31 .......................... United States 190,000 188,721
432,128
IT Services 0.1%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 240,000 209,529
Leisure Products 0.2%
c
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 265,000 256,369
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 117,000 117,028
Machinery 0.2%
c
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 145,000 146,379
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 125,000 125,930
272,309
Media 0.9%
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 285,000 298,454
c
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 117,000 115,774
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 153,000 156,290
c
Nexstar Media, Inc. ,
e
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 150,000 150,606
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 140,000 141,151
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 76,000 79,289
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 250,000 254,375
1,195,939
Metals & Mining 0.6%
c
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 92,000 89,130
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 50,000 48,896
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 267,000 247,144
c
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 300,000 EUR 335,752

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
c
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 198,000 $ 199,871
920,793
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 170,000 172,717
Oil, Gas & Consumable Fuels 3.6%
c
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 205,000 209,180
c
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 250,000 251,396
c
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 195,000 204,023
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 410,000 417,677
c
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 65,000 65,455
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 270,000 259,585
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 85,000 84,369
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.875% , 5/15/34 ................................... United States 620,000 606,961
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 450,000 455,525
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 250,000 253,810
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 455,000 456,940
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 410,000 411,363
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 320,000 177,600
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 210,000 211,414
c
Sunoco LP ,
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 184,000 184,948
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 40,000 39,416
Targa Resources Corp. ,
Senior Note, 6.15%, 3/01/29 ......................... United States 200,000 208,404
Senior Note, 4.35%, 4/15/31 ......................... United States 80,000 78,341
c
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 217,000 212,338
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 450,000 468,223
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 30,000 33,642
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 70,000 74,186
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 30,000 32,994
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 45,000 46,938
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 24,000 24,202
5,468,930
Paper & Forest Products 0.1%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 240,000 216,918
Passenger Airlines 0.2%
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 206,595
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 240,000 235,627
442,222
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 243,314

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.2%
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 355,000 $ 351,155
Senior Note, 4.4%, 3/18/31 .......................... United States 290,000 290,002
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 430,000 454,967
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 260,000 256,876
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 449,000 502,507
1,855,507
Professional Services 0.1%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 185,000 188,444
Semiconductors & Semiconductor Equipment 0.2%
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 220,000 227,791
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 35,000 35,434
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 60,000 60,146
323,371
Software 0.5%
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 345,000 340,708
Senior Note, 4.45%, 9/26/30 ......................... United States 100,000 96,394
Senior Note, 4.95%, 2/04/31 ......................... United States 195,000 190,862
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 205,000 205,123
833,087
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 410,000 404,888
Specialty Retail 0.2%
c
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 405,000 394,241
Technology Hardware, Storage & Peripherals 0.2%
c
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 150,000 152,566
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 186,000 206,885
359,451
Textiles, Apparel & Luxury Goods 0.4%
c
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 210,809 219,884
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 105,000 EUR 116,695
c
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 290,000 261,231
597,810
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 55,000 55,609
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 155,000 165,504
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 410,000 418,449
639,562

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.8%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 450,000 $ 459,547
c
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 210,000 213,437
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 165,000 170,640
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 35,000 36,575
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 65,000 66,105
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 240,000 245,008
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 88,000 83,652
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 45,000 45,883
1,320,847
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 230,000 220,699
Senior Note, 3.375%, 4/15/29 ........................ United States 825,000 799,711
c
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 275,000 EUR 281,043
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 210,117
1,511,570
Total Corporate Bonds (Cost $ 50,516,714) ....................................
50,743,471
g
Senior Floating Rate Interests 6.5%
h
Aerospace & Defense 0.2%
TransDigm, Inc., First Lien, CME Term Loan, J, 6.168%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 117,605 117,753
TransDigm, Inc., First Lien, CME Term Loan, N, 6.16%, (3-month
SOFR + 2.5%), 2/14/33 ............................. United States 94,186 94,339
212,092
a a a a a a
Air Freight & Logistics 0.1%
h
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 120,756 120,760
Automobile Components 0.0%
†
h
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.423%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 59,683 59,608
Biotechnology 0.1%
e,h
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 84,937 84,831
Broadline Retail 0.1%
h
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 123,449 122,542
h
Building Products 0.3%
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.241%, (12-month SOFR + 1.75%), 2/11/33 ........ United States 96,000 96,570
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 192,518 192,418
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.918%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 200,389 200,446

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Building Products (continued)
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.668%, (1-month SOFR + 3%), 3/30/29 ............ United States 30,123 $ 30,148
519,582
a a a a a a
h
Chemicals 0.3%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 267,907 258,475
e
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
6.918%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 100,000 87,688
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B, 6.173%, (1-month SOFR +
2.5%), 12/31/29 ................................... United States 236,485 235,112
581,275
a a a a a a
h
Commercial Services & Supplies 0.4%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.168%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 139,271 140,438
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 191,969 192,269
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.422%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 223,193 222,077
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.95%, (3-month SOFR + 2.25%),
3/26/31 ......................................... Luxembourg 88,879 89,014
643,798
a a a a a a
Consumer Staples Distribution & Retail 0.1%
h
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 6.924%, (3-month SOFR + 3.25%), 8/30/32 ......... United Kingdom 93,602 94,050
h
Containers & Packaging 0.2%
e
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.918%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 198,426 185,851
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.918%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 34,770 34,473
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 133,197 132,087
352,411
a a a a a a
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 32,841 31,996
Electrical Equipment 0.0%
†
h
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.161%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 78,706 78,890
h
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.418%, (1-month SOFR + 2.75%), 3/01/28 .............. France 79,952 80,227
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 197,917 186,722
266,949
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Financial Services 0.1%
h
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 238,569 $ 235,587
Food Products 0.2%
h
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 269,325 264,631
Ground Transportation 0.1%
h
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 132,975 132,490
h
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 223,505 224,274
e
Hologic, Inc., First Lien, CME Term Loan, B, 5.755%, (12-month
SOFR + 2.25%), 1/14/33 ............................ United States 260,000 257,222
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 32,726 32,812
514,308
a a a a a a
h
Health Care Providers & Services 0.2%
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.172%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 99,749 82,792
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.168%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 200,915 201,230
284,022
a a a a a a
h
Hotels, Restaurants & Leisure 0.5%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.918%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 215,600 209,941
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 212,275 208,560
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 107,525 106,611
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.176%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 261,050 260,724
785,836
a a a a a a
Household Durables 0.1%
h
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.7%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 178,165 177,627
Insurance 0.2%
h
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.422%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 270,000 266,879
IT Services 0.1%
h
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.2%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 92,761 91,529
h
Machinery 0.3%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.161%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 370,755 370,987
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.2%, (3-month SOFR + 3.5%), 2/03/33 ................. United States 34,525 34,438

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Machinery (continued)
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.377%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 130,726 $ 131,153
536,578
a a a a a a
h
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 80,000 80,320
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 379,286 380,837
461,157
a a a a a a
h
Oil, Gas & Consumable Fuels 0.6%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 686,130 683,667
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.268%,
(1-month SOFR + 3.5%), 11/19/29 ..................... United States 268,612 269,283
952,950
a a a a a a
h
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.418%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 19,850 19,704
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 344,488 341,905
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.45%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 166,600 162,287
523,896
a a a a a a
h
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 173,681 173,030
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.181%, (1-month SOFR + 2.5%), 12/04/31 ..... United States 268,650 266,681
439,711
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
h
Altar Bidco, Inc., First Lien, CME Term Loan, 6.608%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 222,908 221,933
h
Software 0.6%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.923%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 268,594 262,102
Ping Identity Holding Corp., First Lien, Initial CME Term Loan,
6.422%, (1-month SOFR + 2.75%), 11/15/32 ............. United States 63,981 63,261
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.7%, (3-month SOFR + 3%), 8/31/28 .................. United States 233,409 226,310
e
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 133,121 129,460
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 206,861 197,953
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.673%, (1-month SOFR + 2%), 10/22/29 ................ United States 90,087 89,974
969,060
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Specialty Retail 0.3%
h
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.918%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 462,941 $ 446,335
Trading Companies & Distributors 0.0%
†
h
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.918%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 64,675 65,120
Water Utilities 0.0%
†
h
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.421%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 53,699 53,968
Total Senior Floating Rate Interests (Cost $10,682,757) ........................
10,592,401
Foreign Government and Agency Securities 8.8%
c
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 370,000 359,758
c
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 90,000 86,063
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 430,000 382,907
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 460,000 EUR 468,922
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 770,000 735,658
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 201,060
c
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 280,000 EUR 324,285
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 220,000 EUR 219,939
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 350,000 354,637
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 437,000 458,430
Senior Note, 4.5%, 11/26/30 .......................... Colombia 190,000 EUR 212,753
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 260,000 266,362
c
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 330,000 333,069
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 380,000 351,082
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 251,625
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 200,000 177,871
c
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 310,000 320,914
c
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 180,000 176,460
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 170,000 177,478
c
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 370,000 309,926
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 190,000 162,531
c
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 700,000 736,750
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 320,000 321,151
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 347,500 338,502
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 300,000 321,192
c
Ivory Coast Government Bond , Senior Bond , Reg S, 5.875% ,
10/17/31 ........................................ Ivory Coast 500,000 EUR 566,718
c
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 200,000 205,645
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 200,000 177,030
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 252,733
c
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 410,000 427,479

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR $ 109,864
c
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 740,000 686,905
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 430,000 392,848
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 210,000 205,697
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 400,000 386,803
c
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 460,000 EUR 512,202
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 460,000 451,420
c
Serbia Government Bond , Senior Note , Reg S, 6.25% , 5/26/28 . Serbia 430,000 439,133
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 250,000 249,270
c
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 340,000 350,831
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 570,000 622,642
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 330,000 344,946
Total Foreign Government and Agency Securities (Cost $14,155,577) ............
14,431,491
U.S. Government and Agency Securities 0.1%
i
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 151,000 143,255
Total U.S. Government and Agency Securities (Cost $143,255) ..................
143,255
Asset-Backed Securities 2.6%
Financial Services 2.6%
c,h
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.118% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 410,000 410,846
h
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.143% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 595,614 523,136
c
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 333,000 323,673
c
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 121,039 121,015
h
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.153% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 475,455 96,031
h
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.133% , ( 1-month SOFR
+ 0.454% ), 8/25/46 . ................................ United States 1,104,353 1,048,721
c
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 80,936 81,235
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 122,768 123,822
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 251,000 211,179
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 235,871 235,052
c
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 633,422 628,704
c
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 361,000 348,101
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 95,262 94,800
4,246,315
a a a a a a
Total Asset-Backed Securities (Cost $4,301,565) ..............................
4,246,315
Commercial Mortgage-Backed Securities 10.4%
Financial Services 10.4%
BANK ,
c
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 125,000 105,822
j,k
2020-BN30, XA, IO, FRN, 1.248%, 12/15/53 ............. United States 2,937,307 130,876
j,k
2024-BNK48, XA, IO, FRN, 1.144%, 10/15/57 ............ United States 4,428,815 341,820
j,k
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.188%, 10/15/57 ............. United States 6,897,622 248,748

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j,k
BANK5 Trust, (continued)
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 5,931,853 $ 98,717
2024-5YR7, XA, IO, FRN, 1.334%, 6/15/57 .............. United States 5,185,847 191,582
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.682%, 2/15/55 ................ United States 4,770,668 142,824
2024-5C29, XA, IO, FRN, 1.598%, 9/15/57 ............... United States 7,421,625 353,353
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 2,628,538 178,730
2025-C32, XA, IO, FRN, 1.128%, 2/15/62 ................ United States 2,123,238 170,462
Benchmark Mortgage Trust ,
c
2018-B1, D, 144A, 2.75%, 1/15/51 ..................... United States 476,000 187,252
k
2018-B6, B, FRN, 4.586%, 10/10/51 .................... United States 173,000 164,479
j,k
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 6,543,303 255,006
j,k
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 9,894,558 184,140
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 357,000 361,495
j,k
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 1,783,000 112,436
j,k
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 United States 5,705,482 221,869
c,k
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 4.866% ,
2/10/44 ......................................... United States 350,000 195,050
c,h
BX Commercial Mortgage Trust , 2026-CSMO , B , 144A, FRN ,
5.373% , ( 1-month SOFR + 1.7% ), 2/15/43 ............... United States 248,000 248,449
c,k
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 ....... United States 328,000 327,369
k
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 439,000 402,689
CFCRE Commercial Mortgage Trust ,
c,k
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 193,000 182,610
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 405,000 402,627
Citigroup Commercial Mortgage Trust ,
c,k
2015-GC27, D, 144A, FRN, 4.379%, 2/10/48 ............. United States 204,710 200,408
k
2015-GC33, C, FRN, 4.336%, 9/10/58 .................. United States 223,000 194,400
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 102,000 62,730
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 257,000 249,529
c
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 392,000 46,276
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 106,789 102,436
c,k
2013-CR7, D, 144A, FRN, 4.152%, 3/10/46 .............. United States 109,541 107,411
k
2014-CR14, C, FRN, 3.133%, 2/10/47 .................. United States 288,000 282,410
k
2014-CR16, C, FRN, 4.724%, 4/10/47 .................. United States 441,000 423,738
c,k
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............. United States 290,000 246,072
k
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 140,703 138,927
c,k
2014-UBS6, D, 144A, FRN, 3.731%, 12/10/47 ............ United States 181,616 175,936
k
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 157,249 151,126
k
2015-CR27, C, FRN, 4.392%, 10/10/48 ................. United States 9,048 8,673
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 94,659 93,233
k
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 447,000 428,763
k
2017-COR2, C, FRN, 4.587%, 9/10/50 .................. United States 238,000 226,160
k
GS Mortgage Securities Trust ,
c
2013-GC13, AS, 144A, FRN, 3.856%, 7/10/46 ............ United States 116,856 116,006
2014-GC24, B, FRN, 4.297%, 9/10/47 .................. United States 188,490 182,527
c
2014-GC24, D, 144A, FRN, 4.318%, 9/10/47 ............. United States 221,000 153,593
j
2019-GC42, XA, IO, FRN, 0.816%, 9/10/52 .............. United States 6,010,979 139,316
c,k
IRV Trust , 2025-200P , C , 144A, FRN , 5.73% , 3/14/47 ........ United States 248,000 246,271
k
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
c
2007-CB20, E, 144A, FRN, 9.049%, 2/12/51 ............. United States 6,260 8,846
c
2012-C6, E, 144A, FRN, 4.967%, 5/15/45 ............... United States 163,000 161,310
2013-LC11, D, FRN, 3.607%, 4/15/46 ................... United States 41,434 311
k
JPMBB Commercial Mortgage Securities Trust ,
c
2013-C14, D, 144A, FRN, 3.931%, 8/15/46 .............. United States 228,000 182,525

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
JPMBB Commercial Mortgage Securities Trust, (continued)
c
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............... United States 1,500,000 $ 128,441
c
2014-C18, D, 144A, FRN, 4.474%, 2/15/47 .............. United States 232,000 212,548
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 156,458 154,790
2014-C23, C, FRN, 4.537%, 9/15/47 ................... United States 201,000 195,231
c
2014-C23, D, 144A, FRN, 4.037%, 9/15/47 .............. United States 100,000 91,728
k
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.755% , 6/15/51 ................................... United States 190,000 174,621
c
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 400,000 396,360
c,k
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
5.935% , 10/15/42 .................................. United States 325,000 330,566
Morgan Stanley Bank of America Merrill Lynch Trust ,
k
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 297,378 282,712
c,k
2013-C10, D, 144A, FRN, 3.951%, 7/15/46 .............. United States 350,000 291,960
c,k
2013-C10, F, 144A, FRN, 3.951%, 7/15/46 ............... United States 975,000 149,533
c,k
2013-C12, D, 144A, FRN, 4.601%, 10/15/46 ............. United States 189,000 180,828
c,k
2013-C9, D, 144A, FRN, 3.792%, 5/15/46 ............... United States 196,000 179,279
k
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 271,000 251,990
k
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 575,000 502,617
c
2015-C26, D, 144A, 3.06%, 10/15/48 ................... United States 203,614 195,686
k
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 286,000 282,419
2018-H3, C, FRN, 4.858%, 7/15/51 .................... United States 199,000 190,665
j,k
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 8,880,266 CAD 172,932
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 458,000 455,960
c,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 558,952 66
k
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.352% ,
8/15/50 ......................................... United States 247,000 233,160
c
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 1,072,674 1,068,648
c,k
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 164,000 163,477
Wells Fargo Commercial Mortgage Trust ,
c,k
2013-LC12, D, 144A, FRN, 3.744%, 7/15/46 ............. United States 188,000 128,778
c
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 246,504 29,825
2015-C31, D, 3.852%, 11/15/48 ....................... United States 121,000 109,786
c
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 168,983 165,286
k
2016-NXS5, D, FRN, 4.948%, 1/15/59 .................. United States 216,000 112,858
j,k
2019-C52, XA, IO, FRN, 1.563%, 8/15/52 ................ United States 3,120,451 126,506
j,k
2024-5C1, XA, IO, FRN, 1.025%, 7/15/57 ................ United States 3,041,205 85,399
k
WFRBS Commercial Mortgage Trust ,
c
2013-C15, D, 144A, FRN, 4.152%, 8/15/46 .............. United States 235,831 166,261
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 177,000 168,984
2014-C23, B, FRN, 4.315%, 10/15/57 ................... United States 125,000 121,286
17,038,524
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $18,980,253) ..............
17,038,524
Mortgage-Backed Securities 56.7%
Federal National Mortgage Association (FNMA) Fixed Rate 51.1%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 44,485 44,643
l
Uniform Mortgage-Backed Securities, 3%, TBA, 4/25/56 ...... United States 1,000,000 878,492
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..... United States 1,000,000 916,878
l
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 32,900,000 31,619,586
l
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 15,000,000 14,742,188

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..... United States 32,000,000 $ 32,131,137
l
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...... United States 3,000,000 3,058,453
83,391,377
Government National Mortgage Association (GNMA) Fixed Rate 5.6%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 3/20/50 ..... United States 203,737 185,125
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 37,286 37,360
l
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............... United States 4,000,000 3,962,147
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 14,437 14,828
l
GNMA II, Single-family, 30 Year, 5.5%, 4/15/56 ............. United States 5,000,000 5,032,625
9,232,085
Total Mortgage-Backed Securities (Cost $93,022,495) ..........................
92,623,462
Residential Mortgage-Backed Securities 7.6%
Financial Services 7.6%
c
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 455,338 457,661
Alternative Loan Trust ,
h
2005-38, A1, FRN, 5.359%, (12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 140,344 132,146
h
2005-38, A3, FRN, 4.493%, (1-month SOFR + 0.814%), 9/25/35 United States 172,696 161,956
h
2005-59, 1A1, FRN, 4.45%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 207,861 200,164
h
2006-OA10, 1A1, FRN, 4.819%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 60,452 56,234
h
2006-OA10, 3A1, FRN, 4.173%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 180,787 174,257
h
2006-OA10, 4A1, FRN, 4.173%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 1,250,104 1,115,473
k
2006-OA7, 1A1, FRN, 3.036%, 6/25/46 ................. United States 189,957 178,082
h
2006-OA7, 1A2, FRN, 4.799%, ( 12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 145,617 145,026
h
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
3.983% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 332,060 201,590
h
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.293% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 32,370 31,725
c,h
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.973% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 134,979 119,474
c,k
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 328,086 324,858
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 175,066 170,854
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 601,481 585,105
c,h
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 13.776%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 609,000 805,374
2020-DNA5, B2, 144A, FRN, 15.162%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 176,000 242,079
2020-HQA3, B2, 144A, FRN, 13.776%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 430,000 565,935
2021-DNA3, B2, 144A, FRN, 9.912%, (30-day SOFR Average +
6.25%), 10/25/33 .................................. United States 225,000 283,924
2022-HQA1, B2, 144A, FRN, 14.662%, (30-day SOFR Average
+ 11%), 3/25/42 ................................... United States 1,150,000 1,241,694
c,h
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.526%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 174,000 198,177

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,h
FHLMC STACR Trust, (continued)
2018-HQA2, B2, 144A, FRN, 14.776%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 649,000 $ 789,035
2019-DNA1, B2, 144A, FRN, 14.526%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 141,000 172,977
2019-HQA1, B2, 144A, FRN, 16.026%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 85,000 100,845
2019-HQA2, B2, 144A, FRN, 15.026%, (30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 106,000 124,741
k
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 4.919% , 11/25/36 ......................... United States 383,595 259,384
h
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 1B, FRN, 15.526%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 561,396 565,385
2016-C03, 2B, FRN, 16.526%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 89,054 89,776
2016-C05, 2B, FRN, 14.526%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 117,681 121,015
2016-C06, 1B, FRN, 13.026%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 19,656 20,407
c
2020-SBT1, 1M2, 144A, FRN, 7.426%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 504,000 515,560
c
2022-R02, 2B1, 144A, FRN, 8.162%, ( 30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 180,000 184,717
c
2022-R02, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 386,066 390,264
c
2026-R01, 2M2, 144A, FRN, 5.012%, (30-day SOFR Average +
1.35%), 1/25/46 ................................... United States 161,000 161,253
h
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.103% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 169,211 93,819
h
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.311% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 239,086 62,179
c,h
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 7.812% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 150,000 151,324
c,h
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.012% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 75,338 75,529
c
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 91,934 91,901
c,h
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.264% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 141,882 135,975
h
MortgageIT Trust , 2005-3 , M2 , FRN , 4.588% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 17,724 17,418
c
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 112,073 111,249
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 241,199 238,837
h
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.223% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 176,976 160,333
c
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 2,409 2,402
h
Structured Asset Mortgage Investments II Trust , 2006-AR7 ,
A1BG , FRN , 3.913% , ( 1-month SOFR + 0.234% ), 8/25/36 ... United States 113,298 101,106
c,k
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 216,000 195,767
h
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.773% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 57,562 55,792
12,380,778
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $11,544,940) ...............
12,380,778

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 13.0%
Financial Services 13.0%
j
FHLMC ,
304, C37, IO, 3.5% , 12/15/27 ......................... United States 6,195 $ 86
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 98,254 12,579
4077, IK, IO, 5%, 7/15/42 ............................ United States 331,187 68,716
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 96,501 4,240
h
4839, WS, IO, FRN, 2.313%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,904,781 258,557
h
4945, SL, IO, FRN, 2.274%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 1,873,159 219,519
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,874,535 432,747
h
5002, SJ, IO, FRN, 2.324%, (-1 x 30-day SOFR Average +
5.986%), 7/25/50 .................................. United States 2,643,632 308,401
h
5011, SA, IO, FRN, 2.474%, (-1 x 30-day SOFR Average +
6.136%), 9/25/50 .................................. United States 3,003,380 375,727
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,376,743 795,112
5036, IB, IO, 5%, 10/25/48 ........................... United States 1,704,459 410,120
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,398,966 329,900
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,746,936 539,852
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,680,294 351,432
c,h
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.412%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 235,000 244,237
2021-MN3, M2, 144A, FRN, 7.662%, ( 30-day SOFR Average +
4%), 11/25/51 .................................... United States 797,000 826,271
j
FNMA ,
h
2010-35, SG, IO, FRN, 2.624%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 190,179 20,585
h
2011-101, SA, IO, FRN, 2.124%, (-1 x 30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 469,736 44,184
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 94,157 19,024
2015-30, IO, 5.5%, 5/25/45 .......................... United States 693,891 89,624
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 574,093 79,035
h
2017-32, SA, IO, FRN, 2.374%, (-1 x 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,328,772 250,430
h
2018-20, SB, IO, FRN, 2.474%, (-1 x 30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 1,072,408 99,331
h
2018-38, SA, IO, FRN, 2.424%, (-1 x 30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,939,425 225,600
h
2019-43, JS, IO, FRN, 2.274%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 1,029,504 101,033
h
2019-61, S, IO, FRN, 2.224%, (-1 x 30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 2,240,260 284,901
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,677,374 609,472
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 3,404,688 758,035
374, 6, IO, 5.5%, 8/25/36 ............................ United States 24,521 3,914
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 61,456 8,107
427, C93, IO, 4.5%, 8/25/42 .......................... United States 2,443,866 418,290
c,h
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.026%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 429,798 436,793
2020-01, M10, 144A, FRN, 7.526%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 562,017 571,645
j
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 307,901 43,982
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 671,512 106,976
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 669,562 106,932
2012-146, IO, 5%, 12/20/42 .......................... United States 169,993 35,208

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 351,715 $ 64,461
k
2013-H08, CI, IO, FRN, 1.526%, 2/20/63 ................ United States 431,401 14,673
h
2014-119, SA, IO, FRN, 1.81%, (-1 x 1-month SOFR + 5.486%),
8/20/44 ......................................... United States 571,037 53,017
h
2014-60, SD, IO, FRN, 2.39%, (-1 x 1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,275,757 150,689
2014-76, IO, 5%, 5/20/44 ............................ United States 259,762 52,753
k
2014-H21, BI, IO, FRN, 1.578%, 10/20/64 ............... United States 854,176 23,129
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 221,576 6,600
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 606,637 118,586
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 432,129 61,934
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 138,954 27,928
k
2015-H10, BI, IO, FRN, 2.734%, 4/20/65 ................ United States 490,119 22,942
k
2015-H20, AI, IO, FRN, 1.893%, 8/20/65 ................ United States 522,652 19,546
k
2015-H20, CI, IO, FRN, 2.53%, 8/20/65 ................. United States 693,697 36,435
k
2015-H23, BI, IO, FRN, 1.803%, 9/20/65 ................ United States 513,224 13,677
k
2015-H25, EI, IO, FRN, 1.914%, 10/20/65 ............... United States 213,948 8,571
2016-42, IO, 5%, 2/20/46 ............................ United States 614,341 118,497
k
2016-H03, AI, IO, FRN, 1.957%, 1/20/66 ................ United States 585,387 24,610
k
2016-H03, DI, IO, FRN, 1.878%, 12/20/65 ............... United States 309,075 9,454
k
2016-H06, DI, IO, FRN, 2.222%, 7/20/65 ................ United States 630,735 23,242
k
2016-H09, BI, IO, FRN, 2.6%, 4/20/66 .................. United States 762,491 29,701
k
2016-H10, AI, IO, FRN, 1.762%, 4/20/66 ................ United States 1,410,005 40,433
k
2016-H18, QI, IO, FRN, 2.814%, 6/20/66 ................ United States 437,274 25,711
k
2016-H22, AI, IO, FRN, 2.735%, 10/20/66 ............... United States 549,505 28,893
k
2016-H23, NI, IO, FRN, 2.729%, 10/20/66 ............... United States 1,649,135 81,278
k
2016-H24, CI, IO, FRN, 1.702%, 10/20/66 ............... United States 388,879 10,236
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 816,699 150,001
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 313,823 60,421
k
2017-H02, BI, IO, FRN, 2.293%, 1/20/67 ................ United States 474,875 18,077
k
2017-H06, BI, IO, FRN, 2.405%, 2/20/67 ................ United States 736,221 26,217
k
2017-H08, NI, IO, FRN, 1.92%, 3/20/67 ................. United States 1,063,137 38,622
k
2017-H09, IO, FRN, 1.86%, 4/20/67 .................... United States 1,305,904 38,053
k
2017-H11, DI, IO, FRN, 2.06%, 5/20/67 ................. United States 867,698 41,066
k
2017-H12, QI, IO, FRN, 2.263%, 5/20/67 ................ United States 750,476 28,970
k
2017-H16, IG, IO, FRN, 1.793%, 7/20/67 ................ United States 1,936,266 48,798
k
2017-H16, JI, IO, FRN, 2.276%, 8/20/67 ................. United States 2,466,667 101,402
k
2017-H19, MI, IO, FRN, 2.052%, 4/20/67 ................ United States 466,042 17,528
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,111,837 216,046
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 729,442 149,795
k
2018-H02, EI, IO, FRN, 2.514%, 1/20/68 ................ United States 2,012,851 93,318
k
2018-H05, BI, IO, FRN, 1.736%, 2/20/68 ................ United States 1,348,517 56,194
k
2018-H15, KI, IO, FRN, 2.044%, 8/20/68 ................ United States 986,061 34,664
h
2019-110, SQ, IO, FRN, 2.26%, (-1 x 1-month SOFR +
5.936%), 9/20/49 .................................. United States 1,557,304 171,855
h
2019-152, ES, IO, FRN, 2.26%, (-1 x 1-month SOFR +
5.936%), 12/20/49 ................................. United States 969,666 109,745
h
2019-83, SY, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,450,643 170,135
h
2019-89, PS, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,768,417 206,883
h
2019-96, SY, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,606,296 192,573
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 3,399,202 441,553
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,047,565 468,912
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 2,162,837 361,482

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
h
2020-63, AS, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,655,823 $ 186,127
h
2020-63, PS, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
4/20/50 ......................................... United States 2,088,750 261,026
h
2020-63, SP, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
5/20/50 ......................................... United States 1,640,593 198,746
h
2020-96, KS, IO, FRN, 2.36%, (-1 x 1-month SOFR + 6.036%),
7/20/50 ......................................... United States 4,971,715 631,873
h
2020-97, QS, IO, FRN, 2.36%, (-1 x 1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,578,119 211,471
h
2021-116, ES, IO, FRN, 2.413%, (-1 x 1-month SOFR +
6.086%), 11/20/47 ................................. United States 2,465,507 271,447
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 2,639,643 557,898
2021-156, IO, 3.5%, 7/20/51 ......................... United States 3,280,894 620,190
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,410,552 477,590
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,723,406 457,993
h
2021-59, SM, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
4/20/51 ......................................... United States 4,902,755 628,971
h
2021-59, SQ, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,616,087 206,925
h
2021-77, SM, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
5/20/51 ......................................... United States 2,424,423 323,309
h
2021-98, SK, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
6/20/51 ......................................... United States 4,029,979 539,166
h
2023-35, SH, IO, FRN, 2.777%, (-1 x 30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 4,776,722 382,812
2024-186, IO, 3%, 9/20/51 ........................... United States 3,271,790 484,571
k
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 4,776,494 244,700
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 1,345,049 252,044
h
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 3,965,689 434,102
21,170,864
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $20,970,166) .......
21,170,864
Total Long Term Investments (Cost $232,338,402) .............................
231,631,688
a
Short Term Investments 12.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 0.5%
m
Toronto-Dominion Bank (The), 3.89%, 4/02/26 .............. Canada 850,000 850,003
Total Certificates of Deposit (Cost $850,000) ..................................
850,003
a a a
Commercial Papers 3.6%
b,c
BPCE SA , 144A, 4% , 11/12/26 ......................... France 1,000,000 975,515
c,m
Commonwealth Bank of Australia , 144A, 4.01% , 4/09/26 ...... Australia 750,000 750,005
b
National Bank of Canada , 3.77% , 5/04/26 ................. Canada 1,000,000 996,453
b
NRW Bank , 3.67% , 4/10/26 ............................ Germany 1,000,000 998,981
b
Royal Bank of Canada , 3.85% , 6/01/26 ................... Canada 750,000 745,060
b,c
Skandinaviska Enskilda Banken AB , 144A, 3.92% , 8/10/26 .... Sweden 750,000 739,370

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b
Total Fina Elf Holdings USA, Inc. , 3.78% , 5/06/26 ........... United States 750,000 $ 747,174
Total Commercial Papers (Cost $5,955,301) ...................................
5,952,558
a a a
U.S. Government and Agency Securities 0.8%
b
U.S. Treasury Bills ,
i
3.58%, 7/16/26 ................................... United States 156,000 154,356
n
3.58%, 7/16/26 ................................... United States 1,100,000 1,088,410
1,242,766
Total U.S. Government and Agency Securities (Cost $1,242,871) ................
1,242,766
Shares
Management Investment Companies 5.2%
a,o
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 8,408,754 8,408,754
Total Management Investment Companies (Cost $8,408,754) ...................
8,408,754
Money Market Funds 2.5%
a,o
Putnam Government Money Market Fund, Class P, 3.451% .... United States 4,110,948 4,110,948
Total Money Market Funds (Cost $4,110,948) .................................
4,110,948
Total Short Term Investments (Cost $20,567,874 ) ..............................
20,565,029
a
Total Investments (Cost $252,906,276) 154.5% ................................
$252,196,717
TBA Sale Commitments (38.1)% .............................................
(62,127,147)
Other Assets, less Liabilities (16.4)% ........................................
(26,794,154)
Net Assets 100.0% .........................................................
$163,275,416
a a a
Principal
Amount
*
p
TBA Sale Commitments (38.1)%
Mortgage-Backed Securities (38.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (38.1)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 4/25/56 .................................. United States (1,000,000) (943,758)
4.5%, TBA, 4/25/56 ................................ United States (21,800,000) (20,905,422)
5%, TBA, 4/25/56 .................................. United States (18,500,000) (18,194,451)
5.5%, TBA, 4/25/56 ................................ United States (22,000,000) (22,083,516)
(62,127,147)
Total TBA Sale Commitments (Proceeds $(62,443,937)) ........................
$(62,127,147)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( e ) regarding investments in affiliated management investment companies.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $66,354,371, representing 40.6% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
f
Income may be received in additional securities and/or cash.
g
See Note 1 ( f ) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
The coupon rate shown represents the rate at period end.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securities pledged amounted to $979,569, representing 0.6% of net assets.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(e).
At March 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 22 $ 2,935,235 6/08/26 $ 42,684
U.S. Treasury 10 Year Ultra Notes ................ Long 62 7,037,969 6/18/26 (157,536)
U.S. Treasury 2 Year Notes ..................... Short 7 1,452,117 6/30/26 10,599
U.S. Treasury 5 Year Notes ..................... Long 76 8,221,656 6/30/26 (120,001)
Total Futures Contracts ...................................................................... $(224,254)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 103,100 68,903 4/15/26 $ — $ (2,219)
Australian Dollar .... HSBK Sell 58,000 38,752 4/15/26 — (1,259)
Australian Dollar .... JPHQ Sell 727,000 485,752 4/15/26 — (15,757)
Australian Dollar .... MSCO Sell 902,400 602,935 4/15/26 — (19,572)
Australian Dollar .... TDOM Sell 365,900 244,460 4/15/26 — (7,951)
Australian Dollar .... UBSW Sell 21,800 14,564 4/15/26 — (474)
Australian Dollar .... WPAC Sell 12,000 8,017 4/15/26 — (261)
Canadian Dollar .... BOFA Sell 400 289 4/15/26 1 —
Canadian Dollar .... BZWS Sell 82,700 59,694 4/15/26 211 —
Canadian Dollar .... GSCO Sell 9,000 6,496 4/15/26 23 —
Canadian Dollar .... HSBK Sell 722,600 524,551 4/15/26 4,805 —
Canadian Dollar .... JPHQ Sell 592,300 434,683 4/15/26 8,659 —
Canadian Dollar .... TDOM Buy 300 220 4/15/26 — (4)
Canadian Dollar .... TDOM Sell 415,000 299,444 4/15/26 947 —
Canadian Dollar .... UBSW Sell 13,000 9,383 4/15/26 33 —
Canadian Dollar .... WPAC Sell 343,500 247,935 4/15/26 866 —
New Zealand Dollar . BOFA Sell 19,700 11,324 4/15/26 — (1)
New Zealand Dollar . HSBK Sell 439,200 252,463 4/15/26 — (35)
New Zealand Dollar . MSCO Sell 495,300 284,714 4/15/26 — (36)
New Zealand Dollar . UBSW Sell 75,800 43,569 4/15/26 — (9)
Japanese Yen ...... BOFA Buy 64,500,800 419,119 5/20/26 — (10,963)
Japanese Yen ...... GSCO Buy 187,258,800 1,216,796 5/20/26 — (31,837)
Japanese Yen ...... JPHQ Buy 62,332,100 405,013 5/20/26 — (10,580)
Japanese Yen ...... TDOM Buy 612,100 3,978 5/20/26 — (105)
Japanese Yen ...... UBSW Buy 59,663,400 387,630 5/20/26 — (10,084)
British Pound ...... HSBK Sell 517,300 686,479 6/17/26 1,939 —
Euro ............. GSCO Sell 470,600 542,630 6/17/26 — (3,227)
Euro ............. HSBK Sell 4,493,500 5,180,938 6/17/26 — (31,146)
Euro ............. MSCO Buy 2,800 3,228 6/17/26 20 —
Euro ............. UBSW Buy 228,500 264,300 6/17/26 741 —
Norwegian Krone ... MSCO Sell 6,139,500 630,895 6/17/26 — (2,751)
Swedish Krona ..... MSCO Sell 6,123,200 656,699 6/17/26 7,368 —
Swiss Franc ....... SSBT Buy 336,900 432,430 6/17/26 — (7,535)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At March 31, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... UBSW Buy 832,600 1,068,766 6/17/26 $ — $ (18,699)
Total Forward Exchange Contracts ................................................... $25,613 $(174,505)
Net unrealized appreciation (depreciation) ............................................ $(148,892)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 477,100 $ 22,090 $ (6,847)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 477,100 22,090 (11,061)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 966,000 58,926 (25,930)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 3,079,100 150,568 (99,327)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 3,079,100 157,650 (114,527)
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 30,706,000 (52,650) (4,825)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 30,706,000 (79,331) (6,462)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 30,706,000 128,424 4,340
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (2,294)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (1,829)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 996,400 36,169 (33,529)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,281 (15,642)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (10,607)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,529,600 89,176 (67,366)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 397,432
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 (143,425)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 861,400 67,491 (4,972)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 861,400 67,491 (9,514)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 5,556,400 138,902 (6,226)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 5,556,400 110,287 (78,928)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 (59,792)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 276,876
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,480,000 65,860 5,551
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,480,000 65,860 130
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 1,276
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 (7,888)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,584,600 126,320 54,766
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 145,400 15,179 4,537
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,147,100 41,525 (18,723)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 (63,285)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 159,074
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 48,468
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 (32,142)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
Unrealized appreciation 952,450
Unrealized (depreciation) (825,141)
Total $127,309
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 6,390,000 EUR $ (103,801) $ (94,262) $ (9,539)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 8,893,000 478,309 710,081 (231,772)
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 4,890,000 224,288 224,288 —
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 7,360,000 129,494 116,795 12,699
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $728,290 $956,902 $(228,612)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 915,000 504,175 379,986 124,189
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 279,000 153,732 15,875 137,857
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 133,000 52,291 50,041 2,250
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 167,000 20,279 7,525 12,754
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 148,000 59,013 64,084 (5,071)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 42,000 16,747 17,149 (402)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 465,000 127,182 139,762 (12,580)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 516,000 141,131 166,855 (25,724)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 609,000 74,298 76,057 (1,759)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 203,000 39,569 36,845 2,724
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 406,000 84,465 85,125 (660)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 530,000 110,262 102,665 7,597
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 223,000 14,049 41,772 (27,723)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 203,000 47,998 36,464 11,534

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 382,000 $ (24,634) $ (50,319) $ 25,685
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 120,000 (66,122) (9,629) (56,493)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 133,000 (52,291) (56,865) 4,574
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 285,000 (34,606) (49,554) 14,948
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 138,000 (16,757) (23,957) 7,200
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 125,000 (15,178) (13,977) (1,201)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 562,000 (68,241) (100,044) 31,803
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 34,000 (6,231) (7,729) 1,498
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 12,000 (2,199) (2,464) 265
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 19,000 (3,482) (4,319) 837
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 223,000 (14,050) (13,732) (318)
Investment
Grade
CMBX.NA.BBB-.8 3.00% Monthly JPHQ 10/17/57 26,000 (4,679) (4,054) (625)
Investment
Grade
Total OTC Swap Contracts .............................................. $1,136,721 $883,562 $253,159
Total Credit Default Swap Contracts .................................... $1,865,011 $ 1,840,464 $24,547
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 194,828,000 $ 1,287,864 $ (173,768) $ 1,461,632
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.1% ..... Quarterly 3/18/28 1,810,000 AUD 12,806 6,873 5,933
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.36% .... Annual 3/18/28 4,567,000 EUR 44,737 (1,328) 46,065
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 15,293,000 (33,879) (54,913) 21,034
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/28 1,587,000 GBP (9,720) (12,578) 2,858
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 159,786,000 (1,291,122) (78,983) (1,212,139)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.5% ..... Semi-Annual 3/18/31 245,000 AUD 2,848 258 2,590
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 8,133,000 30,751 53,999 (23,248)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 45,533,000 445,056 204,710 240,346
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 1,167,000 EUR (5,121) 35,385 (40,506)
Receive Fixed 4.8% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/36 5,084,000 AUD (69,366) (493) (68,873)
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/17/36 898,000 CHF 9,176 2,123 7,053
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.3% ..... Semi-Annual 6/17/36 1,784,000 CAD (5,188) 8,169 (13,357)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 15,011,000 104,091 150,413 (46,322)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.4% ..... Semi-Annual 6/17/36 2,704,000 NZD (3,040) 2,449 (5,489)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3% ...... Annual 6/17/36 1,203,000 SEK $ 1,207 $ 1,014 $ 193
Receive Fixed 4.4% ... Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/36 152,000 GBP (1,010) (1,159) 149
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 6/17/36 32,255,000 NOK 7,352 2,851 4,501
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.1% ..... Annual 3/18/56 3,902,000 22,800 21,052 1,748
Receive Fixed 3.31% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/56 625,000 EUR 30,135 16,034 14,101
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/56 752,000 AUD (922) 2,214 (3,136)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 1,259,000 (18,815) 2,448 (21,263)
Total Interest Rate Swap Contracts ................................. $560,640 $ 186,770 $373,870
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See A bbreviations on page 5 8

Putnam Master Intermediate Income Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Master
Intermediate
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $236,234,449
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 16,671,827
Value - Unaffiliated issuers .................................................................. $235,502,465
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 16,694,252
Cash .................................................................................... 1,276,291
Receivables:
Investment securities sold ................................................................... 1,241,050
Receivable for sales of TBA securities (Note 1 d ) .................................................. 62,717,320
Dividends and interest ..................................................................... 1,460,151
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 2,496,758
Variation margin on futures contracts ........................................................... 314,968
Variation margin on centrally cleared swap contracts ............................................... 93,742
OTC swap contracts (upfront payments ) .......................................................... 1,220,205
Unrealized appreciation on OTC forward exchange contracts .......................................... 25,613
Unrealized appreciation on forward premium swap option contracts ..................................... 952,450
Unrealized appreciation on OTC swap contracts .................................................... 385,715
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 74
Prepaid expenses .......................................................................... 52,261
Total assets .......................................................................... 324,433,315
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,495,350
Payable for purchases of TBA securities (Note 1 d ) ................................................ 93,088,492
Management fees ......................................................................... 208,978
Administrative fees ........................................................................ 1,716
Trustees' fees and expenses ................................................................. 75,672
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,171,985
OTC swap contracts (upfront receipts ) ........................................................... 336,643
Unrealized depreciation on OTC swap contracts .................................................... 132,556
Unrealized depreciation on OTC forward exchange contracts .......................................... 174,505
Unrealized depreciation on forward premium swap option contracts ..................................... 825,141
TBA sale commitments, at value (proceeds $62,443,937) (Note 1d) ..................................... 62,127,147
Unrealized depreciation on unfunded loan commitments (Note 8 ) ....................................... 255
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 297,612
Accrued expenses and other liabilities ........................................................... 221,847
Total liabilities ......................................................................... 161,157,899
Net assets, at value ................................................................. $163,275,416
Net assets consist of:
Paid-in capital ............................................................................. $292,611,522
Total distributable earnings (losses) ............................................................. (129,336,106)
Net assets, at value ................................................................. $163,275,416
Shares outstanding ......................................................................... 48,184,341
Net asset value per share
a
.................................................................... $3.39
a
Net asset value per share may not recalculate due to rounding.

Putnam Master Intermediate Income Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Master
Intermediate
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $329,777
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (534,017)
Paid in cash
a
........................................................................... 4,697,401
Total investment income ................................................................... 4,493,161
Expenses:
Management fees (Note 3 a ) ................................................................... 624,610
Administrative fees (Note 3 b ) .................................................................. 620
Transfer agent fees (Not e 3c) .................................................................. 54,306
Custodian fees ............................................................................ 3,039
Reports to shareholders fees .................................................................. 33,643
Registration and filing fees .................................................................... 12,313
Professional fees ........................................................................... 89,654
Trustees' fees and expenses (Note 3d) ........................................................... 26,442
Other .................................................................................... 8,483
Total expenses ......................................................................... 853,110
Expenses waived/paid by affiliates (Note 3e) ................................................... (8,876)
Net expenses ......................................................................... 844,234
Net investment income ................................................................ 3,648,927
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 565,210
Foreign currency transactions ................................................................ 4,123
Forward exchange contracts ................................................................. 115,011
Forward premium swap option contracts ........................................................ (83,877)
Futures contracts ......................................................................... 169,304
TBA sale commitments ..................................................................... 42,284
Swap contracts ........................................................................... 444,354
Net realized gain (loss) .................................................................. 1,256,409
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,190,827)
Non-controlled affiliates (Note 3 e ) ........................................................... (16,698)
Translation of other assets and liabilities denominated in foreign currencies .............................. (29,301)
Unfunded loan commitments (Note 8 ) .......................................................... (255)
Forward exchange contracts ................................................................. (219,833)
Forward premium swap option contracts ........................................................ 128,315
Futures contracts ......................................................................... (272,800)
TBA sale commitments ..................................................................... 295,367
Swap contracts ........................................................................... 906
Net change in unrealized appreciation (depreciation) ............................................ (2,305,126)
Net realized and unrealized gain (loss) ............................................................ (1,048,717)
Net increase (decrease) in net assets resulting from operations .......................................... $2,600,210
a
Includes amortization of premium and accretion of discount.

Putnam Master Intermediate Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Master Intermediate Income Trust
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,648,927 $8,901,797
Net realized gain (loss) ................................................. 1,256,409 381,285
Net change in unrealized appreciation (depreciation) ........................... (2,305,126) 1,545,064
Net increase (decrease) in net assets resulting from operations ................ 2,600,210 10,828,146
Distributions to shareholders .............................................. (6,360,333) (8,257,362)
Distributions to shareholders from tax return of capital ........................... — (4,463,304)
Total distributions to shareholders .......................................... (6,360,333) (12,720,666)
Net increase (decrease) in net assets ................................... (3,760,123) (1,892,520)
Net assets:
Beginning of period ..................................................... 167,035,539 168,928,059
End of period .......................................................... $163,275,416 $167,035,539

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Master Intermediate Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
On May 15, 2026, the Fund's Board of Trustees approved a
proposal to change the name of the Fund to Franklin Master
Intermediate Income Trust, effective July 15, 2026.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9  regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded as an adjustment to interest income
on the Statement of Operations. The Fund may receive
other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Fund. Facility fees
are recognized as income over the expected term of the
loan. Dividend income are recorded on the ex-dividend date.
Distributions to shareholders from net investment income,
if any, are recorded by the Fund on the ex-dividend date.
Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The Fund uses
targeted distribution rates, whose principal source of the
distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable;
rather it reduces a shareholder’s tax basis in their shares of the Fund. The Fund may make return of capital distributions
to achieve the targeted distribution rates.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). During the period ended March
31, 2026 and year ended September 30, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
In September 2025, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the Fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the Fund’s remaining shares. During the period ended
March 31, 2026 and year ended September 30, 2025, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets
(including assets, but excluding liabilities, attributable to leverage for investment purposes) of the Fund. The fee is based on the following annual rates:
For the reporting period, the management fee represented an annualized gross effective rate (excluding the impact from any expense waivers in effect) of 0.750% of the Fund’s average net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the Fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Transfer agent fees in the Statement of Operations.
Annualized Fee Rate Net Assets
0.750% of the first $500 million of average net assets,
0.650% of the next $500 million of average net assets,
0.600% of the next $500 million of average net assets,
0.550% of the next $5 billion of average net assets,
0.525% of the next $5 billion of average net assets,
0.505% of the next $5 billion of average net assets,
0.490% of the next $5 billion of average net assets,
0.480% of the next $5 billion of average net assets,
0.470% of the next $5 billion of average net assets,
0.460% of the next $5 billion of average net assets,
0.450% of the next $5 billion of average net assets,
0.440% of the next $5 billion of average net assets,
0.430% of the next $8.5 billion of average net assets and
0.420% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
On May 8, 2025, the Board approved Computershare Inc. to serve as transfer agent for the Fund. Effective October 13, 2025,
Computershare Inc. became the transfer agent for the Fund and PSERV is no longer an affiliated person of the Fund, under the 1940 Act. The principal business office of Computershare is located at P.O. Box 43006, Providence, Rhode Island 02940-
3078.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $4,191,248 $— $— $— $(16,698) $4,174,550 166,982 $88,968
Putnam Government Money
Market Fund, Class P, 3.451% . 5,822,971 27,979,658 (29,691,681) — — 4,110,948 4,110,948 78,546
Putnam Short Term Investment
Fund, Class P, 3.821% ...... 8,288,989 1,437,849 (1,318,084) — — 8,408,754 8,408,754 162,263
Total Non-Controlled Affiliates $18,303,208 $29,417,507 $(31,009,765) $— $(16,698) $16,694,252 $329,777
Total Affiliated Securities ... $18,303,208 $29,417,507 $(31,009,765) $— $(16,698) $16,694,252 $329,777
3. Transactions with Affiliates
(continued)
c. Transfer Agent Fees
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Expense Offset Arrangement
The Fund had previously entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's transfer agent fees. The arrangement terminated on October 12, 2025.
During the period between October 1, 2025 and October 12, 2025, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$356,463,001 and $407,017,679, respectively.
7. Credit Risk and Defaulted Securities
At March 31, 2026, the Fund had 25.9% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2026, the aggregate value of these securities was $170,806 representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 39,718,215
Long term ................................................................................ 68,340,068
Total capital loss carryforwards ............................................................... $108,058,283
Cost of investments .......................................................................... $212,060,834
Unrealized appreciation ........................................................................ $9,320,487
Unrealized depreciation ........................................................................ (29,131,937)
Net unrealized appreciation (depreciation) .......................................................... $(19,811,450)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At March 31, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam Master Intermediate Income Trust
First Eagle Holdings, Inc. $ 40,833
Pinnacle Buyer LLC 15,174
$ 56,007
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Master Intermediate Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 53,283
a
Variation margin on futures
contracts
$ 277,537
a
Variation margin on centrally
cleared swap contracts
1,808,203
a
Variation margin on centrally
cleared swap contracts
1,434,333
a
Unrealized appreciation on
forward premium swap option
contracts
952,450 Unrealized depreciation on
forward premium swap option
contracts
825,141
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
25,613 Unrealized depreciation on OTC
forward exchange contracts
174,505
Credit contracts ............
Variation margin on centrally
cleared swap contracts
12,699
a
Variation margin on centrally
cleared swap contracts
241,311
a
OTC swap contracts (upfront
payments)
1,220,205 OTC swap contracts (upfront
receipts)
336,643
Unrealized appreciation on OTC
swap contracts
385,715 Unrealized depreciation on OTC
swap contracts
132,556
Total .................... $4,458,168 $3,422,026
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
8. Unfunded Loan Commitments
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended March 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended March 31, 2026 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At March 31, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Master Intermediate Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $169,304 Futures contracts $(272,800)
Swap contracts (48,937) Swap contracts 418,216
Forward premium swap option
contracts (83,877)
Forward premium swap option
contracts 128,315
Foreign exchange contracts .....
Forward exchange contracts 115,011 Forward exchange contracts (219,833)
Credit contracts ...............
Swap contracts 493,291 Swap contracts (417,310)
Total ....................... $644,792 $(363,412)
Putnam Master
Intermediate
Income Trust
Futures contracts ............................................................................ $20,993,725
Swap contracts .............................................................................. 453,611,758
Forward exchange contracts .................................................................... 14,998,193
Options .................................................................................... 138,209,780
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Master Intermediate Income Trust
Forward Exchange Contracts ............................. $ 25,613 $ 174,505
Forward Premium Swap Option Contracts ................... 952,450 825,141
Swap Contracts ....................................... 1,605,920 469,199
Total ............................................. $2,583,983 $1,468,845
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Master Intermediate Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Master Intermediate Income Trust
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
BOFA .................... 4,341 (4,341) — — —
BZWS ................... 211 (211) — — —
CITI ..................... 770,813 (193,051) — (577,762) —
DBAB ................... — — — — —
GSCO ................... 297,958 (131,672) — (130,000) 36,286
HSBK ................... 6,744 (6,744) — — —
JPHQ ................... 793,229 (399,995) (136,882) (211,985) 44,367
MCM .................... 6,957 (6,957) — — —
MLCO ................... 179,417 (65,497) (113,920) — —
MSCO ................... 314,184 (152,446) — (140,000) 21,738
NATW ................... — — — — —
SSBT .................... — — — — —
TDOM ................... 947 (947) — — —
UBSW ................... 208,316 (124,693) — (83,623) —
WPAC ................... 866 (261) — — 605
Total ................... $2,583,983 $(1,086,815) $(250,802) $(1,143,370) $102,996
$ 1
a
At March 31, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

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At March 31, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 57 .
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Master Intermediate Income Trust
Counterparty
BNDP ................... $ 43,838 $ — $ (43,838) $ — $ —
BOFA .................... 254,278 (4,341) (234,503) — 15,434
BZWS ................... 2,219 (211) — — 2,008
CITI ..................... 193,051 (193,051) — — —
DBAB ................... 26,249 — (14,842) — 11,407
GSCO ................... 131,672 (131,672) — — —
HSBK ................... 32,440 (6,744) — — 25,696
JPHQ ................... 399,995 (399,995) — — —
MCM .................... 7,888 (6,957) — — 931
MLCO ................... 65,497 (65,497) — — —
MSCO ................... 152,446 (152,446) — — —
NATW ................... 18,723 — — — 18,723
SSBT .................... 7,535 — — — 7,535
TDOM ................... 8,060 (947) — — 7,113
UBSW ................... 124,693 (124,693) — — —
WPAC ................... 261 (261) — — —
Total ................... $1,468,845 $(1,086,815) $(293,183) $— $88,847
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

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Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Distributions Subsequent to March 31, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 4,174,550 $ — $ — $ 4,174,550
Convertible Bonds ....................... — 4,086,577 — 4,086,577
Corporate Bonds ........................ — 50,743,471 — 50,743,471
Senior Floating Rate Interests ............... — 10,592,401 — 10,592,401
Foreign Government and Agency Securities .... — 14,431,491 — 14,431,491
U.S. Government and Agency Securities ....... — 143,255 — 143,255
Asset-Backed Securities ................... — 4,246,315 — 4,246,315
Commercial Mortgage-Backed Securities ...... — 17,038,524 — 17,038,524
Mortgage-Backed Securities ................ — 92,623,462 — 92,623,462
Residential Mortgage-Backed Securities ....... — 12,380,778 — 12,380,778
Agency Commercial Mortgage-Backed Securities — 21,170,864 — 21,170,864
Short Term Investments ................... 12,519,702 8,045,327 — 20,565,029
Total Investments in Securities ........... $16,694,252 $235,502,465 $— $252,196,717
Other Financial Instruments:
Forward Exchange Contracts ............... $— $25,613 $— $25,613
Forward Premium Swap Option Contracts ..... — 952,450 — 952,450
Futures Contracts ....................... 53,283 — — 53,283
Swap Contracts ......................... — 2,206,617 — 2,206,617
Unfunded Loan Commitments .............. — 74 — 74
Total Other Financial Instruments ......... $53,283 $3,184,754 $— $3,238,037
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 62,127,147 $ — $ 62,127,147
Forward Exchange Contracts ............... — 174,505 — 174,505
Forward Premium Swap Option Contracts ...... — 825,141 — 825,141
Futures Contracts ........................ 277,537 — — 277,537
Swap Contracts ......................... — 1,808,200 — 1,808,200
Unfunded Loan Commitments ............... — 255 — 255
Total Other Financial Instruments ......... $277,537 $64,935,248 $— $65,212,785
a
For detailed categories, see the accompanying Schedule of Investments.
Record Date Payable Date Amount
4/23/2026 4/30/2026 $0.0220
5/21/2026 5/29/2026 $0.0220
6/23/2026 6/30/2026 $0.0220
7/24/2026 7/31/2026 $0.0220
8/24/2026 8/31/2026 $0.0220
10. Fair Value Measurements
(continued)

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12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.27%
1-day SARON ....................... (0.07)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.31%
3-month EURIBOR ................... 2.08%
3-month STIBOR .................... 2.19%
6-month AUD BBR ................... 4.78%
6-month EURIBOR ................... 2.48%
6-month NIBOR ..................... 4.66%

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Share Repurchase Program
In September 2025, the Trustees of your Fund authorized
a share repurchase program that allows your Fund to
repurchase, beginning October 1, 2025, up to 10% of the
Fund's common shares outstanding as of September 30,
2025.
Information about the Fund’s goal, investment
strategies, principal risks, and fundamental investment
policies
Goal
The goal of the Fund is to seek with equal emphasis high
current income and relative stability of net asset value by
allocating its investments among the U.S. investment grade
sector, high-yield sector, and international sector.
The Fund’s main investment strategies and related risks
This section contains detail regarding the Fund’s main
investment strategies and the related risks you face as
a Fund shareholder. It is important to keep in mind that
risk and reward generally go hand in hand; the higher the
potential reward, the greater the risk.
We pursue the Fund’s goal by investing mainly in
assignments of and participations in fixed and floating rate bank loans, bonds and related derivatives, securitized debt
instruments (such as residential mortgage-backed securities
and commercial mortgage-backed securities), and other
obligations of companies and governments worldwide that
are either investment-grade or below-investment-grade
in quality (sometimes referred to as “junk bonds”), that
have intermediate- to long-term maturities (three years or
longer), and that are from multiple sectors. The Fund, under normal circumstances, will maintain an average portfolio
rating of investment grade, as measured at the time of the
making of an investment. The Fund currently has significant
investment exposure to residential and commercial
mortgage-backed investments. We may consider, among
other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether
to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and credit default, total return, interest rate swap contracts and reverse repurchase agreements, for
hedging and non-hedging purposes and to obtain leverage.
The fund may invest in whole loans, including, without
limitation, residential and/or commercial, asset-backed,
real estate or mortgage-related whole loans. The fund may
invest directly in, or invest in shares, certificates, notes, or other tranched or structured securities representing the
right to receive principal and interest payments backed by
or due on fractions of, whole loans or pools of whole loans.
The Fund may also invest in loans that take the form of
secured and unsecured notes, senior and second lien loans,
mezzanine loans, bridge loans or similar investments. When
investing in loans, the fund is not restricted by any particular credit risk criteria. The loans the fund invests in may vary in maturity and duration. The fund is not limited in the amount, size or type of loans it may invest in, including with respect to a single borrower or with respect to borrowers that are
determined to be below investment grade, other than
pursuant to any applicable law. In order to gain exposure to loans, including whole loans, the fund may enter into reverse repurchase agreements.
The Fund currently has significant investment exposure
to CMBS, which are subject to risks associated with the
commercial real estate markets and the servicing of
mortgage loans secured by commercial properties. During
periods of difficult economic conditions, delinquencies and
losses on CMBS in particular generally increase, including
as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to
make loan payments, and the ability of a property to attract and retain commercial tenants. The Fund achieves exposure
to CMBS via cash securities and CMBX, an index that
references a basket of CMBS.
• Foreign investments. We consider any securities issued
by a foreign government or a supranational organization
(such as the World Bank) or denominated in a foreign
currency to be securities of a foreign issuer. In addition, we consider an issuer to be a foreign issuer if we determine
that (i) the issuer is headquartered or organized outside the
United States, (ii) the issuer’s securities trade in a market outside the United States, (iii) the issuer derives a majority of its revenues or profits outside the United States, or (iv)
the issuer is significantly exposed to the economic fortunes and risks of regions outside the United States. Foreign
investments involve certain special risks, including:

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— Unfavorable changes in currency exchange rates: Foreign
investments are typically issued and traded in foreign
currencies. As a result, their values may be affected by
changes in exchange rates between foreign currencies and
the U.S. dollar.
— Political and economic developments: Foreign
investments may be subject to the risks of seizure by a
foreign government, direct or indirect impact of sovereign
debt default, imposition of economic sanctions, tariffs,
trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), and tax increases.
— Unreliable or untimely information: There may be less
information publicly available about a foreign company than
about most publicly-traded U.S. companies, and foreign
companies are usually not subject to accounting, auditing
and financial reporting standards and practices as stringent as those in the United States. Foreign securities may trade
on markets that are closed when U.S. markets are open.
As a result, accurate pricing information based on foreign
market prices may not always be available.
— Limited legal recourse: Legal remedies for investors may
be more limited than the remedies available in the United
States.
— Limited markets: Certain foreign investments may be
less liquid (harder to buy and sell) and more volatile than
most U.S. investments, which means we may at times be
unable to sell these foreign investments at desirable prices.
In addition, there may be limited or no markets for bonds
of issuers that become distressed. For the same reason,
we may at times find it difficult to value the Fund’s foreign investments.
— Trading practices: Brokerage commissions and other
fees are generally higher for foreign investments than for
U.S. investments. The procedures and rules governing
foreign transactions and custody may also involve delays in
payment, delivery or recovery of money or investments.
— Sovereign issuers: The willingness and ability of
sovereign issuers to pay principal and interest on
government securities depends on various economic factors,
including the issuer’s balance of payments, overall debt
level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.
The risks of foreign investments are typically increased in
countries with less developed markets, which are sometimes
referred to as emerging markets. Emerging markets may
have less developed economies and legal and regulatory
systems, and may be susceptible to greater political and
economic instability than developed foreign markets.
Countries with emerging markets are also more likely to
experience high levels of inflation, or currency devaluation, and investments in emerging markets may be more volatile
and less liquid than investments in developed markets. For
these and other reasons, investments in emerging markets
are often considered speculative.
Certain risks related to foreign investments may also
apply to some extent to U.S.- traded investments that are
denominated in foreign currencies, investments in U.S.
companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.
• Interest rate risk. The values of bonds and other debt
instruments usually rise and fall in response to changes
in interest rates. Interest rates can change in response
to the supply and demand for credit, government and/or
central bank monetary policy and action, inflation rates, and other factors. Declining interest rates generally result in an increase in the value of existing debt instruments, and rising interest rates generally result in a decrease in the value of existing debt instruments. Changes in a debt instrument’s
value usually will not affect the amount of interest income
paid to the Fund, but will affect the value of the Fund’s
shares. Interest rate risk is generally greater for investments with longer maturities.
Some investments give the issuer the option to call or
redeem an investment before its maturity date. If an issuer
calls or redeems an investment during a time of declining
interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, the Fund
might not benefit from any increase in value as a result of
declining interest rates.
• Credit risk. Investors normally expect to be compensated
in proportion to the risk they are assuming. Thus, debt of
issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated
investments generally have lower credit risk.
We may invest up to 70% of the Fund’s total assets in
higher-yield, higher-risk debt investments that are rated
below BBB or its equivalent at the time of purchase by each

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nationally recognized securities rating agency rating such
investments, or in unrated investments that we believe are
of comparable quality. We may invest up to 5% of the Fund’s
total assets in debt investments rated below CCC or its
equivalent, at the time of purchase, by each rating agency
rating such investments, or in unrated investments that we
believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after buying it.
Investments rated below BBB or its equivalent are below
investment-grade in quality (sometimes referred to as “junk
bonds”), which can be more sensitive to changes in markets,
credit conditions, and interest rate, and may be considered
speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest
and principal and thus default. If a default occurs, or is
perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of
a debt instrument may also be affected by changes in, or
perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or
assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for us to sell the investment at a price approximating the value we had
previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times
make it difficult for us to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally
greater for zero-coupon bonds and other investments that
are issued at less than their face value and that are required to make interest payments only at maturity rather than at
intervals during the life of the investment.
Credit ratings are based largely on the issuer’s historical
financial condition and the rating agencies’ investment
analysis at the time of rating. The rating assigned to any
particular investment does not necessarily reflect the
issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions,
we perform our own investment analysis and do not rely only
on ratings assigned by the rating agencies. Our success in
achieving the Fund’s goal may depend more on our own
credit analysis when we buy lower-rated debt than when we
buy investment-grade debt. We may have to participate in
legal proceedings involving the issuer. This could increase
the Fund’s operating expenses and decrease its net asset
value.
Although investment-grade investments generally have lower
credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have
the least credit risk, but are not completely free of credit risk.
While some investments, such as U.S. Treasury obligations
and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by
the credit of the issuer. Mortgage-backed securities may be
subject to the risk that underlying borrowers will be unable to meet their obligations.
Bond investments may be more susceptible to downgrades
or defaults during economic downturns or other periods of
economic stress, which can significantly strain the financial resources of debt issuers, including the issuers of the bonds in which the Fund invests (or has exposure to). This may
make it less likely that those issuers can meet their financial obligations when due and may adversely impact the value of
their bonds, which could negatively impact the performance
of the Fund. It is difficult to predict the level of financial stress and duration of such stress issuers may experience.
• Prepayment risk. Traditional debt investments typically
pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-
backed investments, typically include both interest and
partial payment of principal. Principal may also be prepaid
voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in
other investments with less attractive terms and yields.
Compared to debt that cannot be prepaid, mortgage-backed
investments are less likely to increase in value during
periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the Fund. Some
mortgage-backed investments receive only the interest
portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are
extremely sensitive to changes in interest rates and in the
rate of principal payments on the underlying mortgages. The
market for these investments may be volatile and limited,
which may make them difficult to buy or sell. Asset-backed
securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the

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underlying assets may include such items as motor vehicle
installment sales or installment loan contracts, leases of
various types of real and personal property and receivables
from credit card agreements. Asset-backed securities
are subject to risks similar to those of mortgage-backed
securities.
• Derivatives. We typically engage to a significant extent in a variety of transactions involving derivatives, such as credit default swaps, interest rate swaps, total return swaps, TBA
commitments, futures, options and swaptions, including on
mortgage-backed securities and indices, certain foreign
currency transactions, credit default, total return, interest rate swap contracts and reverse repurchase agreements,
including to obtain or adjust exposure to commercial and
residential mortgage-backed instruments. Derivatives are
financial instruments whose value depends upon, or is
derived from, the value of something else, such as one or
more underlying investments, pools of investments, indexes
or currencies. We may make use of “short” derivative
positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool
of investments, index or currency. We may use derivatives
both for hedging and non-hedging purposes and to obtain
leverage. For example, we may use derivatives to increase
or decrease the Fund’s exposure to long- or short-term
interest rates (in the United States or abroad), increase
or decrease the Fund’s exposure to inflation, adjust the
term of the Fund’s U.S. Treasury security exposure, adjust
the Fund’s positioning on the yield curve (a line that plots interest rates of bonds having equal credit quality but
differing maturity dates) or to take tactical positions along the yield curve or to a particular currency or group of currencies, or as a substitute for a direct investment in the securities of one or more issuers. The Fund may also use derivatives to
isolate prepayment risk associated with the Fund’s holdings
of collateralized mortgage obligations. However, we may
also choose not to use derivatives based on our evaluation
of market conditions or the availability of suitable derivatives.
Investments in derivatives may be applied toward meeting
a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.
Derivatives involve special risks and may result in losses.
The successful use of derivatives depends on our ability to
manage these sophisticated instruments. Some derivatives
are “leveraged,” which means they provide the Fund with
investment exposure greater than the value of the Fund’s
investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to
the Fund. The risk of loss from certain short derivative
positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to unanticipated market
movements, the use of leverage, imperfect correlation
between the derivative instrument and the reference asset,
or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the Fund’s returns, obligations and exposures.
Reverse repurchase agreements involve the risks that the
interest income earned on the investment of the proceeds
will be less than the interest expense and fund expenses
associated with the repurchase agreement, that the market
value of the securities sold by the fund may decline below
the price at which the fund is obligated to repurchase such
securities and that the securities may not be returned to
the fund. There is no assurance that reverse repurchase
agreements can be successfully employed.
Other risks arise from the potential inability to terminate
or sell derivative positions. Derivatives may be subject
to liquidity risk due to the Fund’s obligation to make
payments of margin, collateral, or settlement payments to
counterparties. A liquid secondary market may not always
exist for the Fund’s derivative positions. In fact, certain
over-the-counter instruments (investments not traded
on an exchange) may not be liquid. Over-the-counter
instruments also involve the risk that the other party to the derivative transaction may not be willing or able to meet its obligations with respect to the derivative transaction. The
risk of a party failing to meet its obligations may increase if the Fund has significant exposure to that counterparty.
Derivative transactions may also be subject to operational
risk, including due to documentation and settlement issues,
system failures, inadequate controls and human error, and
legal risk due to insufficient documentation, insufficient
capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract.
• Floating rate loans. Floating rate loans are debt
obligations with interest rates that adjust or “float”
periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London
Inter-Bank Offered Rate or the prime rate offered by one or
more major U.S. banks. While most floating rate loans are
below-investment-grade in quality, many also are senior
in rank in the event of bankruptcy to most other securities

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of the borrower, such as common stock or public bonds.
Floating rate loans are also normally secured by specific
collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.
Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but
may decline in value if their interest rates do not rise as
much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its
floating rate investments. Most floating rate loans allow
for prepayment of principal without penalty. If a borrower
prepays a loan, we might have to reinvest the proceeds in
an investment that may have lower yields than the yield on
the prepaid loan or might not be able to take advantage of
potential gains from increases in the credit quality of the
issuer.
The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s
obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other
insolvency proceedings. Floating rate loans may not be fully collateralized and may decline in value. Loans may not be
considered “securities,” and it is possible that the Fund may not be entitled to rely on anti-fraud and other protections
under the federal securities laws when it purchases loans.
Although the market for the types of floating rate loans in
which the Fund invests has become increasingly liquid over
time, this market is still developing, and there can be no
assurance that adverse developments with respect to this
market or particular borrowers will not prevent the Fund from selling these loans at their market values when we consider
such a sale desirable. In addition, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days.
Requirements to obtain consent of borrower and/or agent
can delay or impede the Fund’s ability to sell the floating
rate loans and can adversely affect the price that can be
obtained. It is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption
obligations.
• Liquidity and illiquid investments. We may invest
the Fund’s assets in illiquid investments, which may be
considered speculative and which may be difficult to sell. The sale of many of these investments is prohibited or limited by law or contract. Some investments may be difficult to value
for purposes of determining the Fund’s net asset value.
Certain other investments may not have an active trading
market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and
other conditions, including investors trying to sell large
quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular
investment or type of investment. Commercial mortgage-
backed securities may be less liquid and exhibit greater
price volatility than other types of mortgage- or asset-backed securities. We may not be able to sell the Fund’s illiquid
investments when we consider it desirable to do so, or we
may be able to sell them only at less than their value.
• Focused investment risk. Focusing investments in
sectors and industries with high positive correlations to
one another creates additional risk. The Fund currently
has significant investment exposure to private issuers of
residential and commercial mortgage-backed securities
and mortgage-backed securities issued or guaranteed by
the U.S. government or its agencies or instrumentalities,
which makes the Fund’s net asset value more susceptible
to economic, market, political and other developments
affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate
properties. Factors affecting the residential and commercial real estate markets include the supply and demand of real
property in particular markets, changes in the avail-ability, terms and costs of mortgages, changes in tenants’ ability to make loan payments, changes in zoning laws and eminent
domain practices, the impact of environmental laws, delays
in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy
of rent to cover operating expenses, changes in government
regulations, and local and regional market conditions. Some
of these factors may vary greatly by geographic location. The value of these investments also may be affected by changes
in interest rates and social and economic trends. Mortgage-
backed securities are subject to the risk of fluctuations in income from underlying real estate assets, prepayments,
extensions, and defaults by borrowers.

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

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Because the Fund currently has significant investment
exposure to commercial mortgage-backed securities,
the Fund may be particularly susceptible to adverse
developments affecting those securities. Commercial
mortgage-backed securities include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties,
office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals
and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of
investing in the real estate securing the underlying mortgage loans. During periods of difficult economic conditions
(including periods of significant disruptions to business
operations, supply chains, and customer activity and lower
consumer demand for goods and services), delinquencies
and losses on commercial real estate generally increase,
including as a result of the effects of those conditions on
commercial real estate markets, the ability of commercial
tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. The risk of defaults on residential mortgage-backed securities is generally
higher in the case of mortgage-backed investments that
include non-qualified mortgages. Litigation with respect
to the representations and warranties given in connection
with the issuance of mortgage-backed securities can be an
important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.
• Market Events Risk. The market values of securities
or other assets will fluctuate, sometimes sharply and
unpredictably, due to factors such as economic events,
governmental actions or intervention, actions taken by the
U.S. Federal Reserve or foreign central banks, market
disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic
sanctions and countermeasures in response to sanctions,
major cybersecurity events, the global and domestic
effects of widespread or local health, weather or climate
events, and other factors that may or may not be related
to the issuer of the security or other asset. Economies and
financial markets throughout the world are increasingly
interconnected. Economic, financial or political events,
trading and tariff arrangements, public health events,
terrorism, wars, natural disasters and other circumstances
in one country or region could have profound impacts on
global economies or markets. As a result, whether or not
the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly
affected, the value and liquidity of the Fund’s investments
may be negatively affected. The United States and other
countries are periodically involved in disputes over trade
and other matters, which may result in tariffs, investment
restrictions and adverse impacts on affected companies
and securities. For example, the United States has recently
enacted and proposed to enact significant new tariffs and
President Trump has directed various federal agencies to
further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant
uncertainty about the future relationship between the U.S.
and other countries with respect to such trade policies,
treaties and tariffs. These developments, or the perception
that any of them could occur, may have a material adverse
effect on global economic conditions and the stability of
global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S.
Raising the ceiling on U.S. government debt has become
increasingly politicized. Any failure to increase the total
amount that the U.S. government is authorized to borrow
could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in
the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances
could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically
involved in disputes over trade and other matters, which
may result in tariffs, investment restrictions and adverse
impacts on affected companies and securities. For example,
the United States has imposed tariffs and other trade
barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers
to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and
financial markets generally. The United States government
has prohibited U.S. persons from investing in Chinese
companies designated as related to the Chinese military.
These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese
government is involved in a longstanding dispute with Taiwan

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

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Semiannual Report
that has included threats of invasion. If the political climate between the United States and China does not improve or
continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may
be severely affected both regionally and globally, and the
value of the Fund’s assets may go down.
• ESG considerations. Although ESG considerations do
not represent a primary focus of the Fund, we expect to
integrate ESG considerations into our fundamental research
process and investment decision-making for the Fund,
where we consider them material and relevant, and where
data is available. We believe that ESG considerations, like
other, more traditional subjects of investment analysis such as credit, interest rate, prepayment and liquidity risks, as well as general market conditions, have the potential to
impact financial risk and investment returns. We believe
that ESG considerations are best analyzed in combination
with traditional fundamental considerations, including a
company’s industry, geography, and strategic position or
the fundamentals of a securitized product and its underlying assets. With respect to securitized products, we may
evaluate ESG considerations related to the originator,
servicers and other relevant parties. We also consider
ESG factors when evaluating sovereign debt, including
both current ESG metrics and goals and progress by the
sovereign issuer with respect to ESG considerations. When
considering ESG factors for all asset classes, we use
company or issuer disclosures, public data sources, and
independent third-party data (where available) as inputs
into our analytical processes. With respect to certain Fund
holdings, such as holdings of securitized investments, data
on material ESG considerations may be limited. Because
fixed income investments generally represent a promise to
pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related
investment considerations may have a more limited impact
on risk and return (or may have an impact over a different
investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments.
The consideration of ESG factors as part of the Fund’s
investment process does not mean that the Fund pursues a
specific “ESG” or “sustainable” investment strategy, and we
may make investment decisions for the Fund other than on
the basis of relevant ESG considerations.
• Investments in Loans Risk. Investments in loans are
generally subject to the same risks as investments in other
types of debt obligations, including, among others, credit risk interest rate risk and prepayment risk, which are discussed
above. In addition, in many cases loans are subject to the
risks associated with below-investment grade securities.
This means loans are often subject to significant credit
risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic
conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower's debt service). Transactions
in loans may settle on a delayed basis. As a result, the
proceeds from the sale of a loan may not be available to
make additional investments. The fund considers “junior
loans” to be loans that have a junior position in an issuer's capital structure. Because junior loans are unsecured and
subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments
after giving effect to the senior secured obligations of the borrower. There are no limitations on the fund's investments in junior loans. Bank loans may not be considered securities and therefore, the fund may not have the protections
afforded by U.S. federal securities laws with respect to such investments.
• Mortgage-Backed and Asset-Backed Securities Risk.
When market interest rates increase, the market values
of mortgage-backed securities, including residential
mortgage-backed securities, decline. At the same time,
mortgage re-financings and prepayments slow, which
lengthens the effective duration of these securities. As a
result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually
more pronounced than it is for other types of fixed income
securities, potentially increasing the volatility of the fund.
Conversely, when market interest rates decline, while the
value of mortgage-backed securities may increase, the
rate of prepayment of the underlying mortgages also tends
to increase, which shortens the effective duration of these
securities. Mortgage-backed securities are also subject to
the risk that underlying borrowers will be unable to meet
their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon
foreclosure, to repay the associated loan. Investments in
asset-backed securities are subject to similar risks.

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

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• Management and operational risk. The Fund is actively
managed and its performance will reflect, in part, our ability to make investment decisions that seek to achieve the
Fund’s investment objective. There is no guarantee that
the investment techniques, analyses, or judgments that
we apply in making investment decisions for the Fund will
produce the intended outcome or that the investments we
select for the Fund will perform as well as other securities that were not selected for the Fund. As a result, the Fund
may underperform its benchmark or other funds with a
similar investment goal and may realize losses. In addition, we, or the Fund’s other service providers, may experience
disruptions or operating errors that could negatively impact the Fund. Although service providers may have operational
risk management policies and procedures and take
appropriate precautions to avoid and mitigate risks that
could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely
eliminate or mitigate their occurrence or effects.
• Other investments. In addition to the main investment
strategies described above, the Fund may make other types
of investments, such as investments in asset-backed, hybrid
and structured bonds and notes, preferred securities that
would be characterized as debt securities under applicable
accounting standards and tax laws, and assignments of
and participations in fixed and floating rate loans. The Fund may also invest in cash or cash equivalents, including
money market instruments or short-term instruments such
as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements,
and U.S. Treasury bills or other government obligations.
The Fund may also from time to time invest all or a portion
of its cash balances in money market and/or short-term
bond funds advised by Franklin Advisers, Inc. or its
affiliates. The percentage of the Fund invested in cash and
cash equivalents and such money market and short-term
bond funds is expected to vary over time and will depend
on various factors, including market conditions, and our
assessment of the cash level that is appropriate to allow
the Fund to pursue investment opportunities as they arise.
Large cash positions may dampen performance and may
prevent the Fund from achieving its goal. The Fund may
also loan portfolio securities to earn income. The Fund may
also invest in securities of other investment companies to
the extent that these investments are consistent with the
Fund’s investment objective, strategies and policies and
permissible under the 1940 Act. The Fund may also invest
in securities of private funds that rely on exceptions from
the definition of investment company under Sections 3(c)
(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from
the definition of investment company under Section 3(c)(5)
(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules 17a-6 and 17d-1(d)(5) under the 1940 Act. The
Fund may invest in other investment companies to gain
broad market or sector exposure, including during periods
when it has large amounts of uninvested cash or when the
investment manager believes that share prices of other
investment companies offer attractive values. In general,
under the 1940 Act, an investment company may not (i)
own more than 3% of the outstanding voting securities of
any one registered investment company, (ii) invest more
than 5% of its total assets in the securities of any single
registered investment company or (iii) invest more than 10%
of its total assets in securities of other registered investment companies (the “3-5-10% Limitations”). The Fund may rely
on certain exemptions to exceed the 3-5-10% Limitations
when investing in another registered investment company
(including money market funds) or business development
company. To the extent that the Fund invests in another
investment company, because other investment companies
pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be
duplication of investment management and other fees.
• Temporary defensive strategies. In response to adverse
market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the Fund’s assets in cash and cash equivalents, that differ from the Fund’s usual investment strategies. However, we
may choose not to use these temporary defensive strategies
for a variety of reasons, even in very volatile market
conditions. If we do employ these strategies, the Fund may
miss out on investment opportunities, and may not achieve
its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, they may not work as
intended.
• Cybersecurity Risk. Like other funds and business
enterprises, the Fund, Franklin Advisers, Inc., the
subadvisors, the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents,
whether intentionally caused by third parties or otherwise,

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

franklintempleton.com
Semiannual Report
may allow an unauthorized party to gain access to Fund
assets, Fund or customer data (including private shareholder information) or proprietary information, cause the Fund,
Franklin Advisers, Inc., the subadvisors, the relevant listing exchange and/or their service providers (including, but not
limited to, Fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming
or exchanging shares, receiving distributions or receiving
timely information regarding the Fund or their investment
in the Fund. The Fund, Franklin Advisers, Inc., and the
subadvisors have limited ability to prevent or mitigate
cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited
indemnification obligations to the Fund or Franklin Advisers,
Inc. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may
be incurred in order to prevent any future cybersecurity
incidents. Issuers of securities in which the Fund invests
are also subject to cybersecurity risks, and the value of
these securities could decline if the issuers experience
cybersecurity incidents.
• Changes in policies. The Trustees may change the
Fund’s goal, investment strategies and other policies without shareholder approval, except in circumstances in which
shareholder approval is specifically required by law (such
as changes to fundamental investment policies) or where a
shareholder approval requirement was specifically disclosed
in the Fund’s prospectus, statement of additional information or shareholder report and is otherwise still in effect.
The Fund’s fundamental investment policies
The Fund has adopted the following investment restrictions
which may not be changed without the affirmative vote of a
“majority of the outstanding voting securities” of the Fund
(which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a
meeting if more than 50% of the outstanding shares of the
Fund are represented at the meeting in person or by proxy).
The Fund may not:
1. Borrow money or issue senior securities (as defined in
the 1940 Act), except as permitted by (i) the 1940 Act, (ii)
the rules or regulations promulgated by the Securities and
Exchange Commission (the “SEC”) under the 1940 Act or
(iii) any applicable exemption from the provisions of the 1940
Act.
2. Underwrite securities issued by other persons except
to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.
3. Purchase or sell real estate, although it may purchase
securities of issuers which deal in real estate, securities
which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt
obligations secured by real estate or interests therein.
4. Purchase or sell commodities or commodity contracts,
except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange
contracts and other financial transactions not involving
physical commodities.
5. Make loans, except by purchase of debt obligations in
which the Fund may invest consistent with its investment
policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase
agreements, or by lending its portfolio securities.
6. With respect to 75% of its total assets, invest in the
securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at
current value) would be invested in the securities of such
issuer; provided that this limitation does not apply to
obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
7. With respect to 75% of its total assets, acquire more than
10% of the outstanding voting securities of any issuer.
8. Invest more than 25% of the value of its total assets
in any one industry. (Securities of the U.S. Government,
its agencies or instrumentalities, or of any foreign
government, its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit
of a governmental entity are not considered to represent
industries).

Putnam Master Intermediate Income Trust
Important Information to Shareholders (unaudited)

franklintempleton.com
Semiannual Report
9. Invest in the securities of registered open-end investment companies, except as they may be acquired as part of a
reorganization or consolidation or acquisition of assets or
by purchases in the open market involving only customary
brokers’ commissions.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Putnam Master Intermediate Income Trust
Annual Meeting of Shareholders: April 17, 2026 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of the Fund was held at the Fund’s offices, 1 Madison Ave, New York, NY, on April 17,
2026. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at eight. At the meeting, all the nominees were elected by the shareholders to serve as Trustees of the Fund. Shareholders also fixed the number of Trustees for the Fund at eight. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
2. Fixing the number of Trustees at eight:
Term Expiring 2027 For
% of
Shares
Present
% of
Outstanding
Shares Withheld
% of
Shares
Present
% of
Outstanding
Shares
Robert D. Agdern
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason
................
Hillary A. Sale
...............
Jane E. Trust
................
35,404,215
35,572,848
35,458,788
35,461,538
35,523,130
35,476,618
35,646,073
35,510,825
96.66%
97.12%
96.80%
96.81%
96.98%
96.85%
97.32%
96.95%
73.47%
73.82%
73.59%
73.59%
73.72%
73.62%
73.97%
73.69%
1,223,507
1,054,873
1,168,934
1,166,183
1,104,592
1,151,103
981,648
1,116,896
3.34%
2.88%
3.19%
3.18%
3.01%
3.14%
2.68%
3.04%
2.53%
2.18%
2.42%
2.42%
2.29%
2.38%
2.03%
2.31%
Shares
Voted
% of
Shares
Present
% of
Outstanding
Shares
For
.......................
Against
....................
Abstain
....................
35,508,990
769,952
348,779
96.94%
2.10%
0.95%
73.69%
1.59%
0.72%

Putnam Master Intermediate Income Trust

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans
The Fund, Putnam Managed Municipal Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income
Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in
Fund shares by the Fund’s agent, Computershare Trust Company, N.A. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent in writing at
P.O. Box 43006 Providence, RI 02940-3078 or by calling the Agent at 1-888-888-0151.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Master Intermediate Income Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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Semiannual Report
About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

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Board Approval of Management and Sub-
Advisory Agreements
(unaudited)
PUTNAM MASTER INTERMEDIATE INCOME TRUST
(PIM)
Background
The Investment Company Act of 1940, as amended (the
“1940 Act”), requires that the Board of Trustees (the “Board”)
of Putnam Master Intermediate Income Trust (the “Fund”),
including a majority of its members who are not considered
to be “interested persons” under the 1940 Act (the
“Independent Trustees”) voting separately, approve on an
annual basis the continuation of the investment management
agreement (the “Management Agreement”) between the
Fund and the Fund’s manager, Franklin Advisers, Inc. (the
“Manager”), and the sub-advisory agreements (individually,
a “Sub-Advisory Agreement,” and collectively, the “Sub-
Advisory Agreements”) with the Manager’s affiliates, Franklin
Templeton Investment Management Limited (“FTIML”) and
Putnam Investment Management, LLC (“PIM,” and together
with FTIML, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”)
held on May 8-9, 2025, the Board, including the Independent
Trustees, considered and approved the continuation of
each of the Management Agreement and the Sub-Advisory
Agreements for an additional one-year period. To assist in
its consideration of the renewal of each of the Management
Agreement and the Sub-Advisory Agreements, the Board
received and considered extensive information (together with the information provided at the Contract Renewal Meeting,
the “Contract Renewal Information”) about the Manager and
the Sub-Advisers, as well as the management and sub-
advisory arrangements for the Fund and the other closed-
end funds in the same complex under the Board’s purview
(the “Franklin Templeton Closed-end Funds”), certain
portions of which are discussed below. The Board noted that
although it recently assumed oversight responsibilities for
the Fund, which was previously overseen by another board,
certain information the Board received throughout the course of the year with respect to the Franklin Templeton Closed-
end Funds was relevant to the Board’s consideration of the
Management Agreement and Sub-Advisory Agreements.
A presentation made by the Manager and the Sub-Advisers
to the Board at the Contract Renewal Meeting in connection
with the Board’s evaluation of each of the Management
Agreement and the Sub-Advisory Agreements encompassed
the Fund and other Franklin Templeton Closed-end Funds.
In addition to the Contract Renewal Information, the Board
received performance and other information related to
the respective services rendered by the Manager and the
Sub-Advisers to the Fund. The Board’s evaluation took
into account the information received and also reflected
the knowledge and experience gained as members of
the Boards of the other Franklin Templeton Closed-end
Funds with respect to the services provided to the Fund
by the Manager and the Sub-Advisers. The information
received and considered by the Board (including its various
committees) in conjunction with both the Contract Renewal
Meeting and throughout the year was both written and
oral. The contractual arrangements discussed below are
the product of multiple years of review and negotiation and
information with respect to the other Franklin Templeton
Closed-end Funds received and considered by the Board
during each of those years.
At a meeting held on April 25, 2025, the Independent
Trustees, in preparation for the Contract Renewal Meeting,
met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the
Franklin Templeton Closed-end Funds, including the Fund,
received to date. No representatives of the Manager or the
Sub-Advisers participated in this meeting. Following the
April 25, 2025 meeting, the Independent Trustees submitted
certain questions and requests for additional information to
Fund management. The Independent Trustees also met
in private sessions with their independent legal counsel
to consider the Contract Renewal Information and Fund
management’s responses to the Independent Trustees’
questions and requests for additional information in
advance of and during the Contract Renewal Meeting. The
discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory
and administrative services pursuant to the Management
Agreement, and the Sub-Advisers together provide the Fund
with investment sub-advisory services pursuant to the Sub-
Advisory Agreements. The discussion below covers both
the advisory and administrative functions being rendered by
the Manager, each such function being encompassed by the
Management Agreement, and the investment sub-advisory
functions being rendered by the Sub-Advisers pursuant to
the Sub-Advisory Agreements.

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Board Approval of Management Agreement and Sub-
Advisory Agreements
The Independent Trustees were advised by separate
independent legal counsel throughout the process. Prior to
voting, the Independent Trustees received a memorandum
discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and
the Sub-Advisory Agreements. The Independent Trustees
considered the Management Agreement and each Sub-
Advisory Agreement separately during the course of their
review. In doing so, they noted the respective roles of the
Manager and the Sub-Advisers in providing services to the
Fund.
In approving the continuation of the Management Agreement
and Sub-Advisory Agreements, the Board, including the
Independent Trustees, considered a variety of factors,
including those factors discussed below. No single factor
reviewed by the Board was identified by the Board as
the principal factor in determining whether to approve the
continuation of the Management Agreement and the Sub-
Advisory Agreements. Each Board member may have
attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory
Agreements.
After considering all relevant factors and information,
the Board, exercising its reasonable business judgment,
determined that the continuation of the Management
Agreement and Sub-Advisory Agreements were in the
best interests of the Fund’s stockholders and approved the
continuation of each such agreement for an additional one-
year period.
Nature, Extent and Quality of the Services under the
Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal
Information regarding the nature, extent, and quality of
services provided to the Fund by the Manager and the
Sub-Advisers under the Management Agreement and the
Sub-Advisory Agreements, respectively, during the past year.
The Board noted information received at regular meetings
throughout the year related to the services provided by
the Manager in its management of the Fund’s affairs and
the Manager’s role in coordinating the activities of the
Sub-Advisers and the Fund’s other service providers. The
Board observed that the scope of services provided by the
Manager and the Sub-Advisers, and of the undertakings
required of the Manager and Sub-Advisers in connection
with those services, including maintaining and monitoring
their respective compliance programs as well as the Fund’s
compliance programs, had expanded over time as a result
of regulatory, market and other developments. The Board
also noted that on a regular basis it received and reviewed
information from the Manager and the Sub-Advisers
regarding the Fund’s compliance policies and procedures
established pursuant to Rule 38a-1 under the 1940 Act. The
Board also considered the risks borne by the Manager, the
Sub-Advisers and their respective affiliates on behalf of the
Fund, including entrepreneurial, operational, reputational,
litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and
responsibilities of the Manager’s senior personnel and
the Sub-Advisers’ portfolio management teams primarily
responsible for the day-to-day portfolio management of the
Fund. The Board also considered, based on its knowledge
of the Manager and its affiliates, the financial resources
of Franklin Resources, Inc., the parent organization of the
Manager and the Sub-Advisers. The Board recognized
the importance of having a fund manager with significant
resources.
The Board considered the division of responsibilities
between the Manager and the Sub-Advisers under the
Management Agreement and the Sub-Advisory Agreements,
respectively, including the Manager’s coordination and
oversight of the services provided to the Fund by the
Sub-Advisers and the Fund’s other service providers. The
Management Agreement permits the Manager to delegate
certain of its responsibilities, including its investment
advisory duties thereunder, provided that the Manager, in
each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the
Management Agreement and the Sub-Advisory Agreements,
the Board took into account that Fund stockholders, in
pursuing their investment goals and objectives, may
have purchased their shares of the Fund based upon the
reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the
resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and
quality of the management and other services provided
(and expected to be provided) to the Fund, under the
Management Agreement and the Sub-Advisory Agreements
were satisfactory.

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Fund Performance
The Board received and considered information regarding
Fund performance, including information and analyses (the
“Broadridge Performance Information”) for the Fund, as
well as for a group of comparable funds (the “Performance
Universe”) selected by Broadridge Financial Solutions,
Inc. (“Broadridge”), an independent third-party provider
of investment company data. The Board was provided
with a description of the methodology Broadridge used to
determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the
Board found the Broadridge Performance Information
generally useful, they recognized its limitations, including that the data may vary depending on the end date selected,
and that the results of the performance comparisons may
vary depending on the selection of the peer group and its
composition over time. The Board also noted that Board
members had received and discussed with the Manager
and the Sub-Advisers information throughout the year at
periodic intervals comparing the Fund’s performance against
its benchmark and against the Fund’s peers. In addition, the
Board considered the Fund’s performance in view of overall
financial market conditions.
The Broadridge Performance Information comparing the
Fund’s performance to that of its Performance Universe,
consisting of the Fund and all closed-end non-leveraged
general bond funds, regardless of asset size, showed,
among other data, that based on net asset value per
share, the Fund’s performance was above the median for
the 3-year period ended December 31, 2024, and was
below the median for the 1-, 5- and 10-year periods ended
December 31, 2024. The Board noted the explanations from
the Manager and the Sub-Advisers regarding the Fund’s
relative performance versus the Performance Universe for
the various periods.
Based on the reviews and discussions of Fund performance
and considering other relevant factors, including those noted
above, the Board concluded, under the circumstances,
that continuation of the Management Agreement and the
Sub-Advisory Agreements for an additional one-year period
would be consistent with the interests of the Fund and its
stockholders.
Management and Sub-Advisory Fees and Expense
Ratios
The Board reviewed and considered the contractual
management fee (the “Contractual Management Fee”) and
the actual management fee (the “Actual Management Fee”)
payable by the Fund to the Manager under the Management
Agreement and the sub-advisory fees (the “Sub-Advisory
Fees”) payable by the Manager to the Sub-Advisers
under the Sub-Advisory Agreements in view of the nature,
extent and overall quality of the management, investment
advisory and other services provided by the Manager and
the Sub-Advisers, respectively. The Board noted that the
Sub-Advisory Fee payable to the Sub-Advisers under their
Sub-Advisory Agreements with the Manager is paid by the
Manager, not the Fund, and, accordingly, that the retention
of the Sub-Advisers does not increase the fees or expenses
otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information
and analyses prepared by Broadridge (the “Broadridge
Expense Information”) comparing the Contractual
Management Fee and the Actual Management Fee and
the Fund’s actual total expenses with those of funds in an
expense universe (the “Expense Universe”) selected and
provided by Broadridge. The comparison was based upon
the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information
generally useful, they recognized its limitations, including that the data may vary depending on the selection of the
peer group.
The Broadridge Expense Information showed that the Fund’s
Contractual Management Fee was equal to the median.
The Broadridge Expense Information also showed that the
Fund’s Actual Management Fee was below the median.
The Broadridge Expense Information also showed that the
Fund’s actual total expenses were below the median. The
Board took into account management’s discussion of the
Fund’s expenses.
The Board also reviewed Contract Renewal Information
regarding fees charged by the Manager and/or the Sub-
Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed
with the Board the differences in services provided to
these different types of accounts, noting that the Fund is
provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to
heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York
Stock Exchange, and that the Manager coordinates and
oversees the provision of services to the Fund by the Fund’s other service providers. The Board considered the fee
comparisons in view of the different services provided in
managing these other types of clients and funds.
The Board considered the overall management fee, the fees
of the Sub-Advisers and the amount of the management fee
retained by the Manager after payment of the Sub-Advisory
Fees in each case in view of the services rendered for those

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Semiannual Report
amounts. The Board also received an analysis of complex-
wide management fees provided by the Manager, which,
among other things, set out a framework of fees based on
asset classes.
Taking all of the above into consideration, as well as
the factors identified below, the Board determined that
the management fee and the Sub-Advisory Fees were
reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services
provided by the Manager and the Sub-Advisers to the Fund
under the Management Agreement and the Sub-Advisory
Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information,
received an analysis of the profitability to the Manager
and its affiliates in providing services to the Fund for the
Manager’s fiscal years ended September 30, 2024 and
September 30, 2023. The Board also received profitability
information with respect to the Franklin Templeton fund
complex as a whole. In addition, the Board received
Contract Renewal Information with respect to the Manager’s
revenue and cost allocation methodologies used in
preparing such profitability data. It was noted that the
allocation methodologies had been reviewed by an outside
consultant. The profitability to each of the Sub-Advisers
was not considered to be a material factor in the Board’s
considerations since the Sub-Advisory Fees are paid by
the Manager, not the Fund, although the Board noted
the affiliation of the Manager with the Sub-Advisers. The
profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent
and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal
Information concerning whether the Manager realizes
economies of scale if the Fund’s assets grow. The Board
noted that because the Fund is a closed-end fund, it has
limited ability to increase its assets. The Board determined that the management fee structure was appropriate under
the circumstances. For similar reasons as stated above
with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-
Advisers’ management of the Fund to be a material factor in
the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the
Manager, the Sub-Advisers and their affiliates as a result
of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s
stockholders. In view of the costs of providing investment
management and other services to the Fund and the
ongoing commitment of the Manager and the Sub-Advisers
to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-
Advisers, were reasonable.
Important notice regarding share repurchase program
In September 2024, the Trustees of your fund approved
the renewal of a share repurchase program that had been
in effect since 2005. This renewal allows your fund to
repurchase, in the 365 days beginning October 1, 2024,
up to 10% of the fund’s common shares outstanding as of
September 30, 2024.
Important notice regarding delivery of shareholder
documents
In accordance with Securities and Exchange Commission
(SEC) regulations, Putnam sends a single notice of
internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy
statements to Putnam shareholders who share the same
address, unless a shareholder requests otherwise. If you
prefer to receive your own copy of these documents, please
call Putnam at 1-800-225-1581, and Putnam will begin
sending individual copies within 30 days.
Proxy Voting
The Manager is committed to managing our funds in the
best interests of our shareholders. The Putnam Investments’
proxy voting guidelines and procedures, as well as
information regarding how your fund voted proxies relating
to portfolio securities during the 12-month period ended
June 30, 2025, are available at franklintempleton.com/
regulatory fund-documents and on the SEC’s website, www.
sec.gov. If you have questions about finding forms on the
SEC’s website, you may call the SEC at 1-800-SEC-0330.
You may also obtain the Putnam Investments' Proxy Voting
Guidelines and Procedures at no charge by calling Putnam’s
Shareholder Services at 1-800-225-1581.
Fund Portfolio Holdings
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

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Semiannual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Privacy Policy
To better service your accounts and process transactions or
services you requested, we may share non-public personal
information with other Franklin Templeton companies.
From time to time we may also send you information about
products/services offered by other Franklin Templeton
companies although we will not share your non-public
personal information with these companies without first
offering you the opportunity to prevent that sharing.
We will only share non-public personal information with
outside parties in the limited circumstances permitted by
law. For example, this includes situations where we need to
share information with companies who work on our behalf to
service or maintain your account or process transactions you requested, when the disclosure is to companies assisting
us with our own marketing efforts, when the disclosure is
to a party representing you, or when required by law (for
example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or
with whom we have joint marketing agreements, are under
contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we
asked them to perform.

38925-S 05/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Putnam Master Intermediate Income Trust
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Toll Free Number:
1-888-888-0151
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Master Intermediate Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 29, 2026